VanWagonerFunds
--------------------------------------------------------------------------------
                                                              Semi-Annual Report

                                                                   June 30, 2000

Van Wagoner Funds SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

Dear Fellow Shareholders:                                          June 30, 2000
--------------------------------------------------------------------------------

During the first six months of 2000, the market gave us all plenty to talk about. January opened with a long-predicted correction. February saw the Nasdaq and Russell 2000 come roaring back, while the Dow and S&P 500/R Index dropped. By the end of March those positions had reversed, leading into a deep, widespread correction that lasted through April and May. In June the sun came out and the market was up again.

In spite of all this volatility, your Van Wagoner Funds turned in a strong performance. As you'll see in the numbers on pages 4-8, the Funds outperformed most relative indices, including the S&P 500/R Index and the Nasdaq<F1>. And the reason is fundamental: business in our portfolio companies is thriving.

One of the things people talked and talked about was interest rates. Is the Fed's strategy to slow the economy finally working? Is Alan Greenspan nearly finished raising rates? If there is an interest rate increase in August, what will that do to the market?

Evidence had been mounting that the economy was slowing at the edges. But at the end of the second quarter, a mixed bag of indicators showed the numbers-- especially retail spending--picking up steam again. Signs of inflation, however, were just about nil.

So what will happen in August? Our view is that if a rate hike does combine with seasonal patterns to deliver a summer swoon, it'll simply be a terrific opportunity to load up on the names we like best. We have the confidence to buy because we spend every day researching company fundamentals and industry trends, seeking to invest where we see the greatest potential for long-term growth.

The other big topic of conversation has been the tug-of-war between the new economy and the old. Back in March it looked like the old economy stocks were reasserting themselves. But then we headed into one of those all-around pullbacks that remind people investing does involve risk. A lot of speculation got taken out of the market this spring, and that's healthy in the long run.

Meanwhile, it's no secret that we at Van Wagoner prefer the new economy companies...the vibrant areas of telecommunications, Internet, information exchange, biotech and health care. These companies are creating fundamental, enduring changes in the economy. They don't have the inflationary pressures of old economy companies; for example, labor and management are generally the same people, all with equity ownership. When the company does well, no one's demanding an increase in wages.

The performance of new economy companies isn't always easy to evaluate, since many don't yet have earnings. Our analysts look for revenue growth and, especially, a strong business model that won't compromise profitability. While we see short-term choppiness ahead, we believe the long-term outlook for companies that capture the energy of emerging growth is positive.

http://WWW.VANWAGONER.COM

Van Wagoner Funds SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

At the year's midpoint we're especially pleased with the positioning of our portfolio companies. Our analysts' intensive research has paid off. Business has been outstanding across the board, and we're looking forward to one of our best earnings seasons ever.

Here's a look at our strategies, sector by sector.

- INTERNET. This is the main theme across our portfolio. With companies like GE and GM changing their business structure to use the Internet to disseminate information, increase efficiency and grow revenue, it's clear that the revolution continues.

  Early in the year we trimmed some of our biggest Internet and software holdings, taking profits in names that had grown to outsize proportions. Then we used the April plunge to load the boat again; some companies had dropped 60% without a change in fundamentals. Names we continue to like include Ariba<F2>, whose business-to-business software helps major corporations reduce costs, and Interwoven<F2>, which helps organizations manage Website content.

- ENERGY. We made good first-quarter gains with companies like Dril-Quip<F2>, a manufacturer of highly engineered offshore drilling equipment. In the second quarter, energy prices held when tech stocks fell. As oil prices appeared to peak, we took profits on some of the energy stocks we'd purchased last fall and moved that money into biotechnology.

- HEALTH CARE. In the first quarter we highlighted medical product companies like MiniMed<F2>, whose drug delivery systems focus on diabetes management. As biotechnology got more interesting in the second quarter, we added select genome-related companies, considering them high-growth vehicles less sensitive to a slowing economy.

- SEMICONDUCTORS. Wireless growth, high-speed telecom backbones, networking equipment and broadband access are driving the growth of communications-related semiconductors. Even so, we moved away from the group a bit in the second quarter. Summer is traditionally slower here. And in a slowing economy, negative perceptions of commodity-related semis end up hurting all semis. Names we like include SDL<F2>, which supplies high-performance opticals for telecommunications, and Emulex<F2>, whose chips streamline data storage for business servers.

- TELECOMMUNICATIONS. This looks to be a key sector for us throughout 2000 and beyond. Demand for equipment in the long haul and metropolitan markets is strong. Holdings include Netro<F2>, which provides broadband wireless access equipment, and Sycamore<F2>, a maker of next-generation optical Internet equipment.

Call toll-free 1-800-228-2121

Van Wagoner Funds SEMI-ANNUAL REPORT

- CONSUMER GOODS. Our exposure in this sector continues to be negligible, and we expect to stay on the sidelines for the near term.

  Our cash position ranges from three to ten percent, reflecting our belief that there's still plenty of opportunity in the market. To date we're pleased with the Funds' performance and thrilled with our companies' fundamentals. We're positioning our portfolios firmly in companies we believe will perform well throughout the second half of the year. Like you, all of us at Van Wagoner Funds are shareholders, and we look forward to continuing long-term growth.

     Sincerely,

     /s/Garrett R. Van Wagoner

     Garrett R. Van Wagoner

<F1> Please see pages 4-8 for the total returns of the Funds and their respective benchmarks, including the Russell 2000 Index, S&P 500/R Index and Nasdaq Industrial Index.

     Each of the five Van Wagoner Funds seeks capital appreciation. Although all of the Funds are aggressive growth funds, they differ based on the market capitalization of the stocks, and the sectors in which they invest. This will affect their relative performance. For example, during 1999, the Funds' performance benefited from their investments in the technology sectors.

<F2> Holdings may change due to ongoing management. References to specific investments should not be construed as a recommendation of the Funds or their Adviser.

http://WWW.VANWAGONER.COM

Van Wagoner Funds PERFORMANCE

Mid-Cap Growth Fund
--------------------------------------------------------------------------------

---------------------------------------------
 TOTAL RETURN For the periods ended 6/30/00
---------------------------------------------
  ONE YEAR   AVERAGE ANNUAL SINCE INCEPTION
   70.80%                29.38%
---------------------------------------------

               MID-CAP GROWTH FUND    S&P MidCap 400  Lipper Mid-Cap Growth
               --------------------  ---------------  ----------------------
12/31/1995            10,000              10,000              10,000
12/31/1996            12,390              11,920              11,346
12/31/1997            10,670              15,765              12,632
12/31/1998            12,430              18,778              14,248
12/31/1999            28,202              21,543              24,751
6/30/2000             31,837              23,476              25,815

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (Inception date). Returns shown here and in the table are based on net change in NAV assuming reinvestment of distributions. Performance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The S&P MidCap 400 Index is a capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million.

The Lipper Mid-Cap Growth Funds Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index. Call toll-free 1-800-228-2121

Van Wagoner Funds PERFORMANCE

Technology Fund
--------------------------------------------------------------------------------

---------------------------------------------
 TOTAL RETURN For the periods ended 6/30/00
---------------------------------------------
  ONE YEAR   AVERAGE ANNUAL SINCE INCEPTION
   86.55%                112.85%
---------------------------------------------


                    TECHNOLOGY   Morgan Stanley                Lipper Science
                       FUND        High-Tech      S&P 500/R        & Tech
                   ------------   ------------   ------------   ------------
12/31/1997            10,000         10,000         10,000         10,000
12/31/1998            18,510         19,569         12,858         14,694
12/31/1999            59,927         41,267         15,564         31,432
6/30/2000             65,890         45,560         15,497         34,238

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/97 (Inception date). Returns shown here and in the table are based on net change in NAV assuming reinvestment of distributions. Performance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley High-Technology 35 Index is a broad-market technology indicator dedicated exclusively to the electronics-based technology sector. The 35 stocks in the Index include the most highly capitalized American companies drawn from nine technology subsectors: computer services, design software, server software, PC software and new media, networking and telecom equipment, server hardware, PC hardware and peripherals, specialized systems, and semiconductors. Capitalization ranges from $1 billion to $54 billion.

The S&P 500/R Composite Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Lipper Science & Technology Funds Index includes the largest ten funds in the group which, by prospectus or portfolio practice, invest 65% of their equity portfolios in science and technology stocks.

http://WWW.VANWAGONER.COM

Van Wagoner Funds PERFORMANCE

Post-Venture Fund
--------------------------------------------------------------------------------

---------------------------------------------
 TOTAL RETURN For the periods ended 6/30/00
---------------------------------------------
  ONE YEAR   AVERAGE ANNUAL SINCE INCEPTION
   82.95%                51.77%
---------------------------------------------

                POST-VENTURE FUND   Nasdaq Industrial Lipper Mid-Cap Growth
                ------------------  ----------------- ----------------------
12/31/1996            10,000              10,000              10,000
12/31/1997             8,780              11,051              11,134
12/31/1998            12,080              11,849              12,558
12/31/1999            40,736              20,407              21,816
6/30/2000             42,994              19,218              22,754


This chart assumes an initial investment of $10,000 made after the close of business on 12/31/96 (Inception date). Returns shown here and in the table are based on net change in NAV assuming reinvestment of distributions. Performance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Nasdaq Industrial Index tracks the performance of domestic common stocks traded on the regular Nasdaq market and which are classified as industrial companies. As of June 30, 2000, this index included 2,506 companies, including agricultural, mining, construction, manufacturing (electronic components), services and public administration enterprises.

The Lipper Mid-Cap Growth Funds Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index. Call toll-free 1-800-228-2121

Van Wagoner Funds PERFORMANCE

Micro-Cap Growth Fund
--------------------------------------------------------------------------------

---------------------------------------------
TOTAL RETURN For the periods ended 6/30/00
---------------------------------------------
  ONE YEAR   AVERAGE ANNUAL SINCE INCEPTION
  111.47%                37.89%
---------------------------------------------

                    MICRO-CAP                                 Lipper
                   GROWTH FUND         Russell 2000       Mid-Cap Growth
                  -------------       -------------      ----------------
12/31/1995            10,000              10,000              10,000
12/31/1996            12,450              11,649              11,705
12/31/1997             9,990              14,254              13,019
12/31/1998            11,300              13,891              13,145
12/31/1999            34,790              16,844              21,185
6/30/2000             42,400              17,356              23,641

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (Inception date). Returns shown here and in the table are based on net change in NAV assuming reinvestment of distributions. Performance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Russell 2000 is an index of the smallest 2000 companies in the Russell 3000 Index, as ranked by total market capitalization. The Russell 2000 Index is widely regarded in the industry to accurately capture the universe of small-cap stocks.

The Lipper Small-Cap Growth Funds Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index.

http://WWW.VANWAGONER.COM

Van Wagoner Funds PERFORMANCE

Emerging Growth Fund
--------------------------------------------------------------------------------

---------------------------------------------
TOTAL RETURN For the periods ended 6/30/00
---------------------------------------------
  ONE YEAR   AVERAGE ANNUAL SINCE INCEPTION
  124.32%                43.39%
---------------------------------------------

                     EMERGING             Nasdaq              Lipper
                   GROWTH FUND          Industrial        Mid-Cap Growth
                  -------------       -------------      ----------------
12/31/1995            10,000              10,000              10,000
12/31/1996            12,690              11,557              11,346
12/31/1997            10,150              12,772              12,632
12/31/1998            10,960              13,694              14,248
12/31/1999            42,870              23,584              24,751
6/30/2000             50,540              22,210              25,815

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (Inception date). Returns shown here and in the table are based on net change in NAV assuming reinvestment of distributions. Performance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Nasdaq Industrial Index tracks the performance of domestic common stocks traded on the regular Nasdaq market and which are classified as industrial companies. As of June 30, 2000, this index included 2,506 companies, including agricultural, mining, construction, manufacturing (electronic components), services and public administration enterprises.

The Lipper Mid-Cap Growth Funds Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index.

Call toll-free 1-800-228-2121

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER MID-CAP GROWTH FUND June 30, 2000 (Unaudited)
------------------------------------------------------------------------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  98.83%

               CHEMICALS - SPECIALTY  0.29%
     15,300    Symyx Technologies, Inc.<F1>                      $    651,922
                                                                 ------------

               COMMERCIAL SERVICES -
               SECURITY/SAFETY  0.39%
      4,100    Check Point Software
                  Technologies Ltd.<F1>                               868,175
                                                                 ------------

               COMPUTER SOFTWARE -
               DESKTOP  1.07%
     40,000    NetIQ Corp.<F1>                                      2,385,000
                                                                 ------------

               COMPUTER SOFTWARE - EDUCATION  0.79%
     40,000    Metasolv Software, Inc.<F1>                          1,760,000
                                                                 ------------

               COMPUTER SOFTWARE - ENTERPRISE  14.55%
    141,300    Ariba, Inc.<F1>                                     13,854,013
    133,414    Authoria, Inc.<F1><F3>                               1,041,963
      7,150    E.piphany, Inc.<F1>                                    766,391
     12,850    Eprise Corp.<F1>                                       211,222
     25,000    Informatica Corp.<F1>                                2,048,437
     30,000    Interwoven, Inc.<F1>                                 3,299,529
     47,114    Interwoven, Inc.<F1><F2>                             5,181,541
     77,550    IntraNet Solutions, Inc.<F1>                         2,975,981
     30,260    Puma Technology, Inc.<F1>                              811,346
     36,250    Software Technologies Corp.<F1>                      1,112,422
     10,000    TIBCO Software Inc.<F1>                              1,072,343
                                                                 ------------
                                                                   32,375,188
                                                                 ------------

               COMPUTER SOFTWARE - INTERNET  4.56%
     24,850    Agile Software Corp.<F1>                             1,756,584
     19,600    Art Technology Group, Inc.<F1>                       1,978,375
      2,750    Embarcadero Technologies, Inc.<F1>                      80,781
     15,000    Exodus Communications, Inc.<F1>                        690,937
     25,000    Portal Software, Inc.<F1>                            1,596,875
     79,750    Preview Systems, Inc.<F1>                            1,036,750
     32,600    Primus Knowledge Solutions, Inc.<F1>                 1,467,000
     12,200    Versata, Inc.<F1>                                      491,813
     20,000    Vignette Corp.<F1>                                   1,040,312
                                                                 ------------
                                                                   10,139,427
                                                                 ------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               COMPUTER SOFTWARE - SECURITY  2.64%
     13,200    ISS Group, Inc.<F1>                                 $1,303,293
     25,000    Quest Software, Inc.<F1>                             1,384,375
      7,150    VeriSign, Inc.<F1>                                   1,261,975
     35,000    WatchGuard Technologies, Inc.<F1>                    1,922,813
                                                                 ------------
                                                                    5,872,456
                                                                 ------------

               COMPUTERS - GRAPHICS  1.90%
     12,500    Micromuse, Inc.<F1>                                  2,068,554
     34,100    NVIDIA Corp.<F1>                                     2,167,481
                                                                 ------------
                                                                    4,236,035
                                                                 ------------

               COMPUTERS - LOCAL NETWORKS  3.54%
     26,900    Brocade Communications
                  Systems, Inc.<F1>                                 4,935,728
     16,450    Extreme Networks, Inc.<F1>                           1,735,475
     10,000    Foundry Networks, Inc.<F1>                           1,100,000
      4,250    Netsolve, Inc.<F1>                                     110,500
                                                                 ------------
                                                                    7,881,703
                                                                 ------------

               COMPUTERS - MEMORY DEVICES  3.08%
     52,478    Datacore Software Corp.<F1><F3>                      1,066,878
     46,350    Network Appliances, Inc.<F1>                         3,731,175
     18,150    SanDisk Corp.<F1>                                    1,110,553
      8,325    VERITAS Software Corp.<F1>                             940,855
                                                                 ------------
                                                                    6,849,461
                                                                 ------------

               COMPUTERS - MINI/MICRO  0.94%
    435,000    eMachines, Inc.<F1><F2>                              1,062,444
     11,000    Rational Software Corp.<F1>                          1,022,311
                                                                 ------------
                                                                    2,084,755
                                                                 ------------

               COMPUTERS - RETAIL/WHOLESALE  2.36%
     40,000    Emulex Corp.<F1>                                     2,627,500
     35,000    Netegrity, Inc.<F1>                                  2,635,937
                                                                 ------------
                                                                    5,263,437
                                                                 ------------

               COMPUTERS - SERVICES  0.65%
     35,000    InterNAP Network Services Corp.<F1>                  1,453,046
                                                                 ------------

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER MID-CAP GROWTH FUND (CONT'D.) June 30, 2000 (Unaudited)
------------------------------------------------------------------------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               COMPUTERS - SOFTWARE  2.87%
     22,700    Allaire Corp.<F1>                                $     834,225
     20,000    BroadVision, Inc.<F1>                                1,016,250
     10,000    i2 Technologies, Inc.<F1>                            1,042,656
      9,700    Mercury Interactive Corp.<F1>                          938,475
     20,000    Phone.com, Inc.<F1>                                  1,302,500
     25,000    RealNetworks, Inc.<F1>                               1,264,063
                                                                 ------------
                                                                    6,398,169
                                                                 ------------

               ELECTRONICS - LASER SYSTEMS/COMPONENTS  0.26%
      9,850    Bookham Technology PLC ADR<F1>                         583,613
                                                                 ------------

               ELECTRONICS - MISCELLANEOUS COMPONENTS  1.19%
      7,800    RF Micro Devices, Inc.<F1>                             683,475
     34,000    Sawtek Inc.<F1>                                      1,957,125
                                                                 ------------
                                                                    2,640,600
                                                                 ------------

               ELECTRONICS - PARTS DISTRIBUTION  0.10%
      4,000    Marvell Technology Group Ltd.<F1>                      228,000
                                                                 ------------

               ELECTRONICS - SEMICONDUCTOR EQUIPMENT  6.63%
     25,000    Caliper Technologies Corp.<F1>                       1,150,000
    125,000    Cobalt Networks, Inc.<F1>                            7,234,375
     25,250    JDS Uniphase Corp.<F1>                               3,026,844
     17,200    LTX Corp.<F1>                                          600,925
     36,700    Photon Dynamics, Inc.<F1>                            2,741,031
                                                                 ------------
                                                                   14,753,175
                                                                 ------------

               ELECTRONICS - SEMICONDUCTOR MANUFACTURING  15.63%
     16,750    Applied Micro Circuits Corp.<F1>                     1,654,062
     20,950    Broadcom Corp.<F1>                                   4,586,741
     30,650    Exar Corp.<F1>                                       2,672,297
     21,350    Globespan, Inc.<F1>                                  2,606,367
      8,550    PMC-Sierra, Inc.<F1>                                 1,519,228
     22,300    SDL, Inc.<F1>                                        6,359,681
     77,500    StorageNetworks, Inc.<F1>                            6,994,375
    177,817    Transmeta Corp.<F1><F3>                              2,222,713
     62,975    TranSwitch Corp.<F1>                                 4,860,883
     13,650    TriQuint Semiconductor, Inc.<F1>                     1,306,134
                                                                 ------------
                                                                   34,782,481
                                                                 ------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               FINANCE - CONSUMER LOANS  0.12%
      6,200    724 Solutions, Inc.<F1>                           $    272,025
                                                                 ------------

               FINANCE - INVESTMENT BROKER  0.54%
     12,600    The Goldman Sachs Group, Inc.                        1,195,425
                                                                 ------------

               INTERNET - E-COMMERCE  0.96%
     75,436    HomeGrocer.com, Inc.<F1><F2>                           406,479
    200,000    Onvia.com, Inc.<F1>                                  1,725,000
                                                                 ------------
                                                                    2,131,479
                                                                 ------------

               INTERNET - NETWORK SECURITY/SOLUTIONS  4.18%
      1,200    Breakaway Solutions, Inc.<F1>                           32,400
     42,300    Juniper Networks, Inc.<F1>                           6,157,294
     22,350    Keynote Systems, Inc.<F1>                            1,577,072
     40,000    WebTrends Corp.<F1>                                  1,547,500
                                                                 ------------
                                                                    9,314,266
                                                                 ------------

               INTERNET SERVICE PROVIDER/CONTENT  1.33%
     53,550    LifeMinders, Inc.<F1>                                1,583,072
     32,850    NaviSite, Inc.<F1>                                   1,373,541
                                                                 ------------
                                                                    2,956,613
                                                                 ------------

               MEDICAL - BIOMEDICAL/GENETICS  3.63%
      5,350    Abgenix, Inc.<F1>                                      641,247
      2,800    Affymetrix, Inc.<F1>                                   462,350
     12,500    Cephalon, Inc.<F1>                                     748,437
     15,250    Curagen Corp.<F1>                                      580,453
     15,250    Gene Logic, Inc.<F1>                                   544,234
     27,050    Genome Therapeutics Corp.<F1>                          823,334
     19,750    Genzyme Transgenics Corp.<F1>                          535,719
      8,850    Maxygen, Inc.<F1>                                      502,376
     12,500    Medarex, Inc.<F1>                                    1,056,250
      5,600    Millennium Pharmaceuticals, Inc.<F1>                   626,500
      6,000    Myriad Genetics, Inc.<F1>                              888,469
      4,000    Protein Design Labs, Inc.<F1>                          659,812
                                                                 ------------
                                                                    8,069,181
                                                                 ------------

               MEDICAL - GENERIC DRUG  0.22%
      2,800    Genentech, Inc.<F1>                                    481,600
                                                                 ------------

               MEDICAL - INFORMATION SERVICES  0.27%
      6,500    PE Corp. - Celera Genomics Group<F1>                   607,750
                                                                 ------------

Call toll-free 1-800-228-2121

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER MID-CAP GROWTH FUND (CONT'D.) June 30, 2000 (Unaudited)
------------------------------------------------------------------------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               MULTIMEDIA  0.55%
     20,000    Gemstar - TV Guide
                  International, Inc.<F1>                        $  1,229,062
                                                                 ------------

               PHARMACEUTICALS  0.15%
      6,450    Aclara Biosciences, Inc.<F1>                           328,547
                                                                 ------------

               RESEARCH & DEVELOPMENT  0.15%
      5,050    Aurora Biosciences Corp.<F1>                           344,347
                                                                 ------------
               TELECOMMUNICATIONS - EQUIPMENT  22.25%
     28,050    Advanced Fibre Communications, Inc.<F1>              1,271,016
     13,900    Anaren Microwave, Inc.<F1>                           1,824,157
     12,500    Avanex Corp.<F1>                                     1,193,750
     36,850    C-COR.net Corp.<F1>                                    994,950
      9,400    Centillium Communications, Inc.<F1>                    648,600
     22,050    Certicom Corp.<F1>                                   1,510,079
     13,650    CIENA Corp.<F1>                                      2,275,284
     50,000    Copper Mountain Networks, Inc.<F1>                   4,406,250
     40,000    Digital Microwave Corp.<F1>                          1,525,000
     30,700    Efficient Networks, Inc.<F1>                         2,258,369
     11,900    E-Tek Dynamics, Inc.<F1>                             3,139,369
     44,458    Kestrel Solutions, Inc.<F1><F3>                        578,910
     40,600    Natural Microsystems Corp.<F1>                       4,564,963
    130,000    Netro Corp.<F1>                                      7,458,750
     16,000    Next Level Communications, Inc.<F1>                  1,372,000
      3,800    Oni Systems Corp.<F1>                                  445,372
     64,450    Powerwave Technologies, Inc.<F1>                     2,835,800
     12,200    Redback Networks, Inc.<F1>                           2,171,600
      5,450    Sonus Networks, Inc.<F1>                               860,419
     20,000    Sycamore Networks, Inc.<F1>                          2,207,500
     14,500    Turnstone Systems, Inc.<F1>                          2,402,241
     60,000    Virata Corp.<F1>                                     3,577,500
                                                                 ------------
                                                                   49,521,879
                                                                 ------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               TELECOMMUNICATIONS - SERVICES  1.04%
      7,000    Aether Systems, Inc.<F1>                         $   1,435,000
     32,200    Com21, Inc.<F1>                                        805,000
      2,650    VYYO, Inc.<F1>                                          71,550
                                                                 ------------
                                                                    2,311,550
                                                                 ------------

               TOTAL COMMON AND PREFERRED STOCKS
               (cost $140,853,005)                                219,970,367
                                                                 ------------

PRINCIPAL
AMOUNT
---------
               SHORT-TERM INVESTMENT  2.75%
 $6,122,079    UMB Bank, n.a.,
               Money Market Fiduciary                               6,122,079
                                                                 ------------

               TOTAL SHORT-TERM INVESTMENT
               (cost $6,122,079)                                    6,122,079
                                                                 ------------
               TOTAL INVESTMENTS  101.58%
               (cost $146,975,084)                                226,092,446

               Liabilities less Other Assets  (1.58)%             (3,523,674)
                                                                 ------------

               NET ASSETS  100.00%                               $222,568,772
                                                                 ============

NUMBER
OF SHARES
---------

               SECURITIES SOLD SHORT
     19,200    Terayon Communication
                  Systems, Inc.<F1>                              $  1,233,299
                                                                 ------------

               TOTAL SECURITIES SOLD SHORT
               (proceeds $915,189)                               $  1,233,299
                                                                 ============

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER MID-CAP GROWTH FUND (CONT'D.) June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

<F1> Non-income producing
<F2> Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.
<F3> The following securities were purchased in private placement transactions.
     Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At June 30, 2000, the value of the Fund's restricted securities was $4,910,464 or 2.2% of net assets.

                                DATE(S) OF           NUMBER
SECURITY DESCRIPTION            ACQUISITION         OF SHARES          COST
-----------------------------------------------------------------------------
Authoria, Inc.              May 00                   133,414       $1,041,963
Datacore Software Corp.     May 00                    52,478        1,066,878
Kestrel Solutions, Inc.     January 00                44,458          578,910
Transmeta Corp.             July 99 - April 00       177,817        1,847,713
-----------------------------------------------------------------------------

See notes to financial statements.

Call toll-free 1-800-228-2121

VAN WAGONER TECHNOLOGY FUND June 30, 2000 (Unaudited)
------------------------------------------------------------------------------

Van Wagoner Funds SCHEDULE OF INVESTMENTS

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               COMMON AND PREFERRED STOCKS  100.89%

               CHEMICALS - SPECIALTY  0.33%
     45,000    Symyx Technologies, Inc.<F1>                      $  1,917,419
                                                                 ------------


               COMMERCIAL SERVICES - SECURITY/SAFETY  0.43%
     11,600    Check Point Software
                  Technologies Ltd.<F1>                             2,456,300
                                                                 ------------

               COMPUTER SOFTWARE - DESKTOP  0.42%
     40,850    NetIQ Corp.<F1>                                      2,435,681
                                                                 ------------

               COMPUTER SOFTWARE - EDUCATION  1.26%
     81,720    Docent, Inc.<F1><F4>                                   614,534
     84,300    Metasolv Software, Inc.<F1>                          3,709,200
    541,177    Tavolo, Inc.<F1><F4>                                 2,944,003
                                                                 ------------
                                                                    7,267,737
                                                                 ------------

               COMPUTER SOFTWARE - ENTERPRISE 16.12%
    199,603    Acta Technology, Inc.<F1><F4>                        1,431,154
    196,106    Authoria, Inc.<F1><F4>                               1,531,588
    350,000    Ariba, Inc.<F1>                                     34,316,380
      5,112    BindView Development Corp.<F1>                          61,344
    140,888    Comergent Technologies, Inc.<F1><F4>                 1,211,637
    403,672    DataChannel, Inc.<F1><F4>                            2,258,020
     19,200    E.piphany, Inc.<F1>                                  2,058,000
    351,650    Eprise Corp.<F1>                                     5,780,247
    126,389    Eprise Corp.<F1><F3>                                 1,841,987
     16,000    Event411.Com, Inc.<F1><F4>                             480,000
    381,357    Icarian, Inc.<F1><F4>                                2,630,372
     57,300    Impresse Corp.<F1><F4>                                 709,947
     46,900    Informatica Corp.<F1>                                3,842,869
    120,150    Interwoven, Inc.<F1>                                13,214,614
     56,537    Interwoven, Inc.<F1><F3>                             6,217,908
    214,150    IntraNet Solutions, Inc.<F1>                         8,218,006
     64,708    Puma Technology, Inc.<F1>                            1,734,983
         43    Reciprocal, Inc.<F1><F4>                                 1,851
      1,171    Reciprocal, Inc.<F1><F4>                               532,524
    103,500    Software Technologies Corp.<F1>                      3,176,156
     12,750    TIBCO Software, Inc.<F1>                             1,367,237
                                                                 ------------
                                                                   92,616,824
                                                                 ------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               COMPUTER SOFTWARE - INTERNET  6.30%
     69,600    Agile Software Corp.<F1>                          $  4,919,850
     42,450    Art Technology Group, Inc.<F1>                       4,284,797
    313,193    Blue Pumpkin Software, Inc.<F1><F4>                  2,289,441
     91,050    Corillian Corp.<F1>                                  1,513,706
     58,100    Embarcadero Technologies, Inc.<F1>                   1,706,688
     10,000    Exodus Communications, Inc.<F1>                        460,625
     17,544    iVillage, Inc.<F1>                                     148,027
    120,000    MaMaMedia, Inc.<F1><F4>                                648,000
    395,550    Onvia.com, Inc.<F1>                                  3,411,619
     95,836    Onvia.com, Inc.<F1><F3>                                729,810
     46,000    Portal Software, Inc.<F1>                            2,938,250
    161,150    Preview Systems, Inc.<F1>                            2,094,950
     80,000    Preview Systems, Inc.<F1><F3>                        1,038,752
     88,450    Primus Knowledge Solutions, Inc.<F1>                 3,980,250
    170,000    Screaming Media, Inc.<F1><F4>                          560,000
     37,100    Versata, Inc.<F1>                                    1,495,594
     40,000    Vignette Corp.<F1>                                   2,080,624
    105,150    Virage, Inc.<F1>                                     1,899,272
                                                                 ------------
                                                                   36,200,255
                                                                 ------------
               COMPUTER SOFTWARE - MEDICAL  0.73%
  1,778,000    OnHealth Network Co.<F1><F2>                         4,111,625
                                                                 ------------

               COMPUTER SOFTWARE - SECURITY  2.23%
     29,500    ISS Group, Inc.<F1>                                  2,912,662
     65,000    Quest Software, Inc.<F1>                             3,599,375
     13,600    VeriSign, Inc.<F1>                                   2,400,400
     71,300    WatchGuard Technologies, Inc.<F1>                    3,917,043
                                                                 ------------
                                                                   12,829,480
                                                                 ------------

               COMPUTERS - GRAPHICS  1.71%
     23,800    Micromuse, Inc.<F1>                                  3,938,526
     92,600    NVIDIA Corp.<F1>                                     5,885,888
                                                                 ------------
                                                                    9,824,414
                                                                 ------------

               COMPUTERS - INTEGRATED SYSTEMS  0.62%
     42,250    Oracle Corp.<F1>                                     3,551,640
                                                                 ------------

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER TECHNOLOGY FUND (CONT'D.) June 30, 2000 (Unaudited)

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------
               COMPUTERS - LOCAL NETWORKS  5.70%
    123,442    Anda Networks, Inc.<F1><F4>                       $  1,693,624
     61,300    Brocade Communications
                  Systems, Inc.<F1>                                11,247,588
    150,000    Cisco Systems, Inc.<F1>                              9,534,375
     51,800    Extreme Networks, Inc.<F1>                           5,464,900
     17,500    Foundry Networks, Inc.<F1>                           1,925,000
     57,150    NetSolve, Inc.<F1>                                   1,485,900
    164,877    Sitara Networks, Inc.<F1><F4>                        1,073,349
    205,000    Top Layer Networks, Inc.<F1><F4>                       319,800
                                                                 ------------
                                                                   32,744,536
                                                                 ------------

               COMPUTERS - MEMORY DEVICES  3.33%
    213,684    CommVault Systems, Inc.<F1><F4>                      1,224,815
     54,346    Datacore Software Corp.<F1><F4>                      1,104,854
     60,000    EMC Corp.<F1>                                        4,616,250
    210,000    Lexar Media, Inc.<F1><F4>                              543,900
     71,300    Network Appliances, Inc.<F1>                         5,739,650
     54,700    SanDisk Corp.<F1>                                    3,346,956
     22,662    VERITAS Software Corp.<F1>                           2,561,160
                                                                 ------------
                                                                   19,137,585
                                                                 ------------

               COMPUTERS - MINI/MICRO  1.28%
    220,000    eMachines, Inc.<F1><F3>                                537,328
     75,000    Sun Microsystems, Inc.<F1>                           6,820,312
                                                                 ------------
                                                                    7,357,640
                                                                 ------------
               COMPUTERS - RETAIL/WHOLESALE  1.46%
     70,000    Emulex Corp.<F1>                                     4,598,125
     50,000    Netegrity, Inc.<F1>                                  3,765,625
                                                                 ------------
                                                                    8,363,750
                                                                 ------------

               COMPUTERS - SERVICES  0.47%
     64,400    InterNAP Network Services Corp.<F1>                  2,673,605
                                                                 ------------

               COMPUTERS - SOFTWARE  2.52%
     70,500    Allaire Corp.<F1>                                    2,590,875
     35,000    BroadVision, Inc.<F1>                                1,778,438
     17,350    i2 Technologies, Inc.<F1>                            1,809,008
     19,750    Mercury Interactive Corp.<F1>                        1,910,812
     83,509    NextVenue, Inc.<F1><F4>                                730,704


NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               COMPUTERS - SOFTWARE  2.52% (CONT'D.)
     54,063    Phone.com, Inc.<F1>                               $  3,520,874
     42,400    RealNetworks, Inc.<F1>                               2,143,850
                                                                 ------------
                                                                   14,484,561
                                                                 ------------

               ELECTRONICS - LASER SYSTEMS/
               COMPONENTS  0.30%
     29,450    Bookham Technology PLC ADR<F1>                       1,744,913
                                                                 ------------

               ELECTRONICS - MISCELLANEOUS COMPONENTS   0.82%
     20,300    RF Micro Devices, Inc.<F1>                           1,778,788
     50,600    Sawtek, Inc.<F1>                                     2,912,662
                                                                 ------------
                                                                    4,691,450
                                                                 ------------

               ELECTRONICS - PARTS DISTRIBUTION  0.10%
     10,500    Marvell Technology Group Ltd.<F1>                      598,500
                                                                 ------------

               ELECTRONICS - SEMICONDUCTOR EQUIPMENT  6.43%
     60,000    Caliper Technologies Corp.<F1>                       2,760,000
    221,622    Cobalt Networks, Inc.<F1>                           12,826,373
     35,000    Intel Corp.                                          4,679,063
     72,700    JDS Uniphase Corp.<F1>                               8,714,913
     51,400    LTX Corp.<F1>                                        1,795,787
     66,950    Photon Dynamics, Inc.<F1>                            5,000,328
     31,450    Rudolph Technologies, Inc.<F1>                       1,218,688
                                                                 ------------
                                                                   36,995,152
                                                                 ------------

               ELECTRONICS - SEMICONDUCTOR
               MANUFACTURING  15.74%
    102,000    Applied Micro Circuits Corp.<F1>                    10,072,500
     48,600    Broadcom Corp.<F1>                                  10,640,363
     79,450    Exar Corp.<F1>                                       6,927,047
     63,950    Globespan, Inc.<F1>                                  7,806,894
     18,250    PMC-Sierra, Inc.<F1>                                 3,242,797
    195,000    Sandcraft, Inc.<F1><F4>                                481,650
     55,000    SDL, Inc.<F1>                                       15,685,312
    250,000    StorageNetworks, Inc.<F1><F3>                       18,050,000
    110,376    Transmeta Corp.<F1><F4>                              1,379,700
    165,450    TranSwitch Corp.<F1>                                12,770,672
     35,450    TriQuint Semiconductor, Inc.<F1>                     3,392,122
                                                                 ------------
                                                                   90,449,057
                                                                 ------------


Call toll-free 1-800-228-2121

VAN WAGONER TECHNOLOGY FUND (CONT'D.) June 30, 2000 (Unaudited)

Van Wagoner Funds SCHEDULE OF INVESTMENTS

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               FINANCE - CONSUMER LOANS  0.13%
     17,400    724 Solutions, Inc.<F1>                           $    763,425
                                                                 ------------

               INTERNET - E-COMMERCE  0.18%
     97,608    HomeGrocer.com, Inc.<F1><F3>                           525,951
    120,000    Pointshare Corp.<F1><F4>                               330,000
    105,000    SmarterKids.com, Inc.<F1><F3>                          192,244
                                                                 ------------
                                                                    1,048,195
                                                                 ------------

               INTERNET - NETWORK SECURITY/SOLUTIONS  2.86%
      2,900    Breakaway Solutions, Inc.<F1>                           78,300
     61,700    Juniper Networks, Inc.<F1>                           8,981,206
     51,850    Keynote Systems, Inc.<F1>                            3,658,666
    508,400    MessageMedia, Inc.<F1>                               1,779,400
     50,600    WebTrends Corp.                                      1,957,588
                                                                 ------------
                                                                   16,455,160
                                                                 ------------

               INTERNET SERVICE PROVIDER/CONTENT  1.00%
     73,450    LifeMinders, Inc.<F1>                                2,171,366
     31,562    LifeMinders, Inc.<F1><F3>                              881,511
     63,800    NaviSite, Inc.<F1>                                   2,667,638
                                                                 ------------
                                                                    5,720,515
                                                                 ------------

               MEDICAL - BIOMEDICAL/GENETICS  4.04%
     15,150    Abgenix, Inc.<F1>                                    1,815,869
      4,200    Affymetrix, Inc.<F1>                                   693,525
     64,276    Athersys, Inc.<F1><F4>                                 771,312
     30,000    Cephalon, Inc.<F1>                                   1,796,250
     43,200    Curagen Corp.<F1>                                    1,644,300
     43,200    Gene Logic, Inc.<F1>                                 1,541,700
     76,600    Genome Therapeutics Corp.<F1>                        2,331,513
     51,650    Genzyme Transgenics Corp.<F1>                        1,401,006
     25,050    Maxygen, Inc.<F1>                                    1,421,978
     35,000    Medarex, Inc.<F1>                                    2,957,500
     15,850    Millennium Pharmaceuticals, Inc.<F1>                 1,773,219
     16,100    Myriad Genetics, Inc.<F1>                            2,384,057
     89,400    Paradigm Genetics, Inc.<F1>                          1,089,563
      9,850    Protein Design Labs, Inc.<F1>                        1,624,788
                                                                 ------------
                                                                   23,246,580
                                                                 ------------

               MEDICAL - INFORMATION SERVICES  0.30%
     18,400    PE Corp. - Celera Genomics Group<F1>                 1,720,400
                                                                 ------------


NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               MEDICAL - INSTRUMENTS  0.27%
    105,200    Genomic Solutions<F1>                             $  1,538,550
                                                                 ------------

               MEDICAL - PRODUCTS  0.40%
      7,250    Cardiac Pathways Corp.<F1>                              35,344
        550    Cardiac Pathways Corp.<F1><F4>                         550,000
     93,600    Sonic Innovations, Inc.<F1>                          1,737,450
                                                                 ------------
                                                                    2,322,794
                                                                 ------------

               MULTIMEDIA  0.42%
     39,200    Gemstar - TV Guide
                  International, Inc.<F1>                           2,408,961
                                                                 ------------

               PHARMACEUTICALS  0.16%
     18,500    Aclara Biosciences, Inc.<F1>                           942,344
                                                                 ------------

               RESEARCH & DEVELOPMENT  0.17%
     14,250    Aurora Biosciences Corp.<F1>                           971,672
                                                                 ------------

               RETAIL - MAIL ORDER/DIRECT  0.01%
     13,360    garden.com, Inc.<F1>                                    31,730
                                                                 ------------

               TELECOMMUNICATIONS - EQUIPMENT  21.42%
     57,050    Advanced Fibre Communications, Inc.<F1>              2,585,078
     21,400    Anaren Microwave, Inc.<F1>                           2,808,414
     23,350    Avanex Corp.<F1>                                     2,229,925
     71,850    C-COR.net Corp.<F1>                                  1,939,950
     26,600    Centillium Communications, Inc.<F1>                  1,835,400
     60,050    Certicom Corp.<F1>                                   4,112,482
     27,900    CIENA Corp.<F1>                                      4,650,581
     89,082    Copper Mountain Networks, Inc.<F1>                   7,850,351
     43,194    Corvis Corp.<F1><F4>                                 1,159,470
    102,600    Digital Microwave Corp.<F1>                          3,911,625
     90,850    Efficient Networks, Inc.<F1>                         6,683,153
     31,450    E-Tek Dynamics, Inc.<F1>                             8,296,903
        960    Floware Wireless Systems Ltd.<F1><F4>                  373,834
     95,765    Kestrel Solutions, Inc.<F1><F4>                      1,247,004
     45,616    Mahi Networks, Inc.<F1><F4>                            328,435
     97,050    Natural Microsystems Corp.<F1>                      10,912,059
    334,250    Netro Corp.<F1>                                     19,177,594
     22,900    Next Level Communications, Inc.<F1>                  1,963,675

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER TECHNOLOGY FUND (CONT'D.) June 30, 2000 (Unaudited)
------------------------------------------------------------------------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               TELECOMMUNICATIONS - EQUIPMENT  21.42% (CONT'D.)
     79,200    Nokia Ab ADR                                     $   3,955,050
     10,650    Oni Systems Corp.<F1>                                1,248,213
    606,602    Portera Systems<F1><F4>                              3,136,132
    105,000    Powerwave Technologies, Inc.<F1>                     4,620,000
     29,350    Redback Networks, Inc.<F1>                           5,224,300
     15,200    Sonus Networks, Inc.<F1>                             2,399,700
     43,550    Sycamore Networks, Inc.<F1>                          4,806,831
     43,450    Turnstone Systems, Inc.<F1>                          7,198,440
    400,085    Vertical Networks, Inc.<F1><F4>                      1,352,287
    119,400    Virata Corp.<F1>                                     7,119,225
                                                                 ------------
                                                                  123,126,111
                                                                 ------------

               TELECOMMUNICATIONS - SERVICES  1.23%
      9,800    Aether Systems, Inc.<F1>                             2,009,000
     75,874    Arbinet Holdings, Inc.<F1><F4>                       1,466,644
     72,275    Com21, Inc.<F1>                                      1,806,875
     65,800    VYYO, Inc.<F1>                                       1,776,600
                                                                 ------------
                                                                    7,059,119
                                                                 ------------

               TOTAL COMMON AND PREFERRED STOCKS
               (cost $377,914,121)                                579,807,680
                                                                 ------------

               TOTAL INVESTMENTS  100.89%
               (cost $377,914,121)                                579,807,680

               Liabilities less Other Assets  (0.89)%             (5,108,533)
                                                                 ------------

               NET ASSETS  100.00%                               $574,699,147
                                                                 ============

NUMBER
OF SHARES
---------

               SECURITIES SOLD SHORT
     56,600    Terayon Communication
                  Systems, Inc.                                  $  3,635,661
                                                                 ------------

               Total Securities Sold Short
               (proceeds $2,697,296)                             $  3,635,661
                                                                 ============

Call toll-free 1-800-228-2121

VAN WAGONER TECHNOLOGY FUND (CONT'D.) June 30, 2000 (Unaudited)
-----------------------------------------------------------------------------

Van Wagoner Funds SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS

<F1> Non-income producing
<F2> Affiliated company - see Note 8
<F3> Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.
<F4> The following securities were purchased in private placement transactions.
     Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At June 30, 2000, the value of the Fund's restricted securities was $37,110,585 or 6.5% of net assets.

                                DATE(S) OF           NUMBER
SECURITY DESCRIPTION            ACQUISITION         OF SHARES          COST
-----------------------------------------------------------------------------
Acta Technology, Inc.       July 99 - June 00        199,603       $1,225,004
Anda Networks, Inc.         March 00                 123,442        1,693,624
Arbinet Holdings, Inc.      March 00                  75,874        1,466,644
Athersys, Inc.              March 00                  64,276          771,312
Authoria, Inc.              May 00                   196,106        1,531,588
Blue Pumpkin Software, Inc. March 00                 313,193        2,289,441
Cardiac Pathways Corp.      July 99                      550          550,000
Comergent Technologies      February 00              140,888        1,211,637
CommVault Systems, Inc.     April 00                 213,684        1,224,815
Corvis Corp.                December 99               43,194        1,159,470
DataChannel, Inc.           March 00                 403,672        2,258,020
Datacore Software Corp.     May 00                    54,346        1,104,854
Docent, Inc.                April 00                  81,720          614,534
Event411.com, Inc.          June 99                   16,000          480,000
Floware Wireless
  Systems Ltd.              September 99                 960          373,834
Icarian, Inc.               March 00                 381,357        2,630,372
Impresse Corp.              November 99               57,300          709,947
Kestrel Solutions, Inc.     January 00                95,765        1,247,004
Lexar Media, Inc.           September 99             210,000          543,900
Mahi Networks, Inc.         May 00                    45,616          328,435
MaMaMedia, Inc.             April 99                 120,000          648,000
NextVenue, Inc.             March 00                  83,509          730,704
Pointshare Corp.            September 99             120,000          330,000
Portera Systems             February 00              606,602        3,136,132
Reciprocal, Inc.            March 00                      43            1,851
Reciprocal, Inc.            November 99                1,171          532,524
Sandcraft, Inc.             October 99               195,000          481,650
Screaming Media, Inc.       October 99               170,000          560,000
Sitara Networks, Inc.       July 99 - June 00        164,877          847,249
Tavolo, Inc.                May 99 - April 00        541,177        2,940,003
Top Layer Networks, Inc.    August 99                205,000          319,800
Transmeta Corp.             June 98 - April 00       110,376        1,103,871
Vertical Networks, Inc.     May 99 - February 00     400,085          938,287
------------------------------------------------------------------------------

See notes to financial statements.

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND June 30, 2000 (Unaudited)
-----------------------------------------------------------------------------
NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               COMMON AND PREFERRED STOCKS  98.18%

               CHEMICALS - SPECIALTY  0.29%
     45,000    Symyx Technologies, Inc.<F1>                      $  1,917,419
                                                                 ------------

               COMMERCIAL SERVICES - SECURITY/SAFETY  0.40%
     12,450    Check Point Software
                  Technologies Ltd.<F1>                             2,636,288
                                                                 ------------

               COMPUTER SOFTWARE - DESKTOP  0.73%
     80,000    NetIQ Corp.<F1>                                      4,770,000
                                                                 ------------

               COMPUTER SOFTWARE - EDUCATION  1.01%
     76,050    Metasolv Software, Inc.<F1>                          3,346,200
    595,295    Tavolo, Inc.<F1><F4>                                 3,238,405
                                                                 ------------
                                                                    6,584,605
                                                                 ------------

               COMPUTER SOFTWARE -ENTERPRISE  15.49%
    226,331    Acta Technology, Inc.<F1><F4>                        1,622,793
    400,000    Ariba, Inc.<F1>                                     39,218,720
      5,623    BindView Development Corp.<F1>                          67,478
    124,968    Comergent Technologies, Inc.<F1><F4>                 1,074,725
    436,424    DataChannel, Inc.<F1><F4>                            2,441,225
     83,789    Docent, Inc.<F1><F4>                                   630,093
     21,150    E.piphany, Inc.<F1>                                  2,267,016
    295,850    Eprise Corp.<F1>                                     4,863,034
     86,422    Eprise Corp.<F1><F3>                                 1,259,499
     20,000    Event411.Com, Inc.<F1><F4>                             600,000
    422,640    Icarian, Inc.<F1><F4>                                2,915,117
     48,600    Impresse Corp.<F1><F4>                                 602,154
     50,950    Informatica Corp.<F1>                                4,174,716
    150,000    Interwoven, Inc.<F1>                                16,497,645
     65,960    Interwoven, Inc.<F1><F3>                             7,254,202
    225,000    IntraNet Solutions, Inc.<F1>                         8,634,375
     74,802    Puma Technology, Inc.<F1>                            2,005,629
         36    Reciprocal, Inc.<F1><F4>                                 1,549
        993    Reciprocal, Inc.<F1><F4>                               451,577
    106,000    Software Technologies Corp.<F1>                      3,252,875
     12,100    TIBCO Software Inc.<F1>                              1,297,535
                                                                 ------------
                                                                  101,131,957
                                                                 ------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               COMPUTER SOFTWARE - INTERNET  7.67%
     74,350    Agile Software Corp.<F1>                          $  5,255,616
     67,400    Art Technology Group, Inc.<F1>                       6,803,188
    326,907    Blue Pumpkin Software, Inc.<F1><F4>                  2,389,690
     89,700    Corillian Corp.<F1>                                  1,491,262
     58,550    Embarcadero Technologies, Inc.<F1>                   1,719,906
     30,000    Exodus Communications, Inc.<F1>                      1,381,875
     50,000    Firepond, Inc.                                       1,800,000
     40,936    iVillage, Inc.<F1>                                     345,398
    155,000    MaMaMedia, Inc.<F1><F4>                                837,000
    415,550    Onvia.com, Inc.<F1>                                  3,584,119
     91,954    Onvia.com, Inc.<F1><F3>                                700,248
     63,250    Portal Software, Inc.<F1>                            4,040,094
    165,900    Preview Systems, Inc.<F1>                            2,156,700
    100,000    Preview Systems, Inc.<F1><F3>                        1,298,440
     96,300    Primus Knowledge Solutions, Inc.<F1>                 4,333,500
    187,000    Screaming Media, Inc.<F1><F4>                          616,000
     45,500    Versata, Inc.<F1>                                    1,834,219
     70,000    Vignette Corp.<F1>                                   3,641,092
    120,450    Virage, Inc.<F1>                                     2,175,628
     60,000    Vitria Technology, Inc.                              3,667,500
                                                                 ------------
                                                                   50,071,475
                                                                 ------------

               COMPUTER SOFTWARE - MEDICAL  0.68%
  1,920,300    OnHealth Network Co.<F1><F2>                         4,440,694
                                                                 ------------

               COMPUTER SOFTWARE - SECURITY  2.73%
    206,968    Authoria, Inc.<F1><F4>                               1,616,420
     38,500    ISS Group, Inc.<F1>                                  3,801,271
     95,000    Quest Software, Inc.<F1>                             5,260,625
     14,950    VeriSign, Inc.<F1>                                   2,638,675
     82,700    WatchGuard Technologies, Inc.<F1>                    4,543,331
                                                                 ------------
                                                                   17,860,322
                                                                 ------------

               COMPUTERS - GRAPHICS  1.73%
     31,800    Micromuse, Inc.<F1>                                  5,262,401
     95,100    NVIDIA Corp.                                         6,044,794
                                                                 ------------
                                                                   11,307,195
                                                                 ------------

Call toll-free 1-800-228-2121

VAN WAGONER POST-VENTURE FUND (CONT'D.) June 30, 2000 (Unaudited)
------------------------------------------------------------------------------

Van Wagoner Funds SCHEDULE OF INVESTMENTS

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               COMPUTERS - LOCAL NETWORKS  4.18%
    134,403    Anda Networks, Inc.<F1><F4>                       $  1,844,009
     70,000    Brocade Communications
                  Systems, Inc.<F1>                                12,843,901
    189,014    CommVault Systems, Inc.<F1><F4>                      1,083,409
     52,300    Extreme Networks, Inc.<F1>                           5,517,650
     24,900    Foundry Networks, Inc.<F1>                           2,739,000
     61,300    NetSolve, Inc.<F1>                                   1,593,800
    183,733    Sitara Networks, Inc.<F1><F4>                        1,196,102
    290,000    Top Layer Networks, Inc.<F1><F4>                       452,400
                                                                 ------------
                                                                   27,270,271
                                                                 ------------

               COMPUTERS - MEMORY DEVICES  2.18%
     54,800    Datacore Software Corp.<F1><F4>                      1,114,084
    230,000    Lexar Media, Inc.<F1><F4>                              595,700
     75,650    Network Appliances, Inc.<F1>                         6,089,825
     53,600    SanDisk Corp.<F1>                                    3,279,650
     28,075    VERITAS Software Corp.<F1>                           3,172,913
                                                                 ------------
                                                                   14,252,172
                                                                 ------------

               COMPUTERS - MINI/MICRO 0.10%
    240,000    eMachines, Inc.<F1><F3>                                586,176
        692    Sun Microsystems, Inc.<F1>                              62,929
                                                                 ------------
                                                                      649,105
                                                                 ------------

               COMPUTERS - RETAIL/WHOLESALE  1.61%
     79,600    Emulex Corp.<F1>                                     5,228,725
     70,000    Netegrity, Inc.<F1>                                  5,271,875
                                                                 ------------
                                                                   10,500,600
                                                                 ------------

               COMPUTERS - SERVICES  0.41%
     63,900    InterNAP Network Services Corp.<F1>                  2,652,847
                                                                 ------------

               COMPUTERS - SOFTWARE  2.20%
     67,550    Allaire Corp.<F1>                                    2,482,462
     40,000    BroadVision, Inc.<F1>                                2,032,500
     17,450    i2 Technologies, Inc.<F1>                            1,819,435
     24,500    Mercury Interactive Corp.<F1>                        2,370,375
     90,369    NextVenue, Inc.<F1><F4>                                790,729
     38,020    Phone.com, Inc.<F1>                                  2,476,052
     47,700    RealNetworks, Inc.<F1>                               2,411,831
                                                                 ------------
                                                                   14,383,384
                                                                 ------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               ELECTRONICS - LASER SYSTEMS/COMPONENTS  0.31%
     34,600    Bookham Technology PLC ADR<F1>                    $  2,050,050
                                                                 ------------

               ELECTRONICS - MISCELLANEOUS COMPONENTS  1.12%
     23,200    RF Micro Devices, Inc.<F1>                           2,032,900
     91,500    Sawtek, Inc.<F1>                                     5,266,969
                                                                 ------------
                                                                    7,299,869
                                                                 ------------

               ELECTRONICS - PARTS DISTRIBUTION  0.10%
     11,850    Marvell Technology Group Ltd.<F1>                      675,450
                                                                 ------------

               ELECTRONICS - SEMICONDUCTOR EQUIPMENT  5.25%
     62,500    Caliper Technologies Corp.<F1>                       2,875,000
    231,892    Cobalt Networks, Inc.<F1>                           13,420,749
     68,900    JDS Uniphase Corp.<F1>                               8,259,387
     57,700    LTX Corp.<F1>                                        2,015,894
     87,900    Photon Dynamics, Inc.<F1>                            6,565,031
     29,200    Rudolph Technologies, Inc.<F1>                       1,131,500
                                                                 ------------
                                                                   34,267,561
                                                                 ------------

               ELECTRONICS - SEMICONDUCTOR MANUFACTURING  15.30%
     55,400    Applied Micro Circuits Corp.<F1>                     5,470,750
     58,850    Broadcom Corp.<F1>                                  12,884,472
     80,500    Exar Corp.<F1>                                       7,018,594
     63,950    Globespan, Inc.<F1>                                  7,806,895
     29,350    PMC-Sierra, Inc.<F1>                                 5,215,128
    195,000    Sandcraft, Inc.<F1><F4>                                481,650
     71,100    SDL, Inc.<F1>                                       20,276,831
    300,000    StorageNetworks, Inc.<F1><F3>                       21,660,000
    172,950    TranSwitch Corp.<F1>                                13,349,578
    148,441    Transmeta Corp.<F1><F4>                              1,855,513
     40,500    TriQuint Semiconductor, Inc.<F1>                     3,875,344
                                                                 ------------
                                                                   99,894,755
                                                                 ------------

               FINANCE - CONSUMER LOANS  0.12%
     18,500    724 Solutions, Inc.<F1>                                811,687
                                                                 ------------

               INTERNET - E-COMMERCE  0.15%
     66,740    HomeGrocer.com, Inc.<F1><F3>                           359,622
    140,000    Pointshare Corp.<F1><F4>                               385,000
    135,000    SmarterKids.com, Inc.<F1><F3>                          247,172
                                                                 ------------
                                                                      991,794
                                                                 ------------


http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND (CONT'D.) June 30, 2000 (Unaudited)
------------------------------------------------------------------------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               INTERNET - NETWORK SECURITY/SOLUTIONS  3.57%
      4,200    Breakaway Solutions, Inc.<F1>                     $    113,400
     98,100    Juniper Networks, Inc.<F1>                          14,279,681
     63,300    Keynote Systems, Inc.<F1>                            4,466,606
    513,050    MessageMedia, Inc.<F1>                               1,795,675
     68,250    WebTrends Corp.<F1>                                  2,640,422
                                                                 ------------
                                                                   23,295,784
                                                                 ------------
               INTERNET SERVICE PROVIDER/CONTENT  0.90%
     70,500    LifeMinders, Inc.<F1>                                2,084,156
     34,063    LifeMinders, Inc.<F1><F3>                              951,363
     67,950    NaviSite, Inc.<F1>                                   2,841,159
                                                                 ------------
                                                                    5,876,678
                                                                 ------------

               MEDICAL - BIOMEDICAL/GENETICS  4.02%
     16,250    Abgenix, Inc.<F1>                                    1,947,714
      6,950    Affymetrix, Inc.<F1>                                 1,147,619
     69,219    Athersys, Inc.<F1><F4>                                 830,628
     40,000    Cephalon, Inc.<F1>                                   2,395,000
     46,300    Curagen Corp.<F1>                                    1,762,294
     54,550    Gene Logics, Inc.                                    1,946,753
     82,100    Genome Therapeutics Corp.<F1>                        2,498,919
     62,100    Genzyme Transgenics Corp.<F1>                        1,684,463
     26,850    Maxygen, Inc.<F1>                                    1,524,156
     37,500    Medarex, Inc.<F1>                                    3,168,750
     17,000    Millennium Pharmaceuticals, Inc.<F1>                 1,901,875
     17,250    Myriad Genetics, Inc.<F1>                            2,554,347
     89,800    Paradigm Genetics, Inc.<F1>                          1,094,438
     10,600    Protein Design Labs, Inc.<F1>                        1,748,503
                                                                 ------------
                                                                   26,205,459
                                                                 ------------

               MEDICAL - INFORMATION SERVICES  0.28%
     19,750    PE Corp. - Celera Genomics Group<F1>                 1,846,625
                                                                 ------------

               MEDICAL - INSTRUMENTS  0.24%
    105,650    Genomic Solutions<F1>                                1,545,131
                                                                 ------------

               MEDICAL - PRODUCTS  0.40%
     13,150    Cardiac Pathways Corp.<F1>                              64,106
        700    Cardiac Pathways Corp.<F1><F4>                         700,000
    101,150    Sonic Innovations, Inc.<F1>                          1,877,597
                                                                 ------------
                                                                    2,641,703
                                                                 ------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------
               MULTIMEDIA  0.41%
     44,100    Gemstar - TV Guide
                  International, Inc.<F1>                        $  2,710,082
                                                                 ------------

               PHARMACEUTICALS  0.15%
     18,750    Aclara Biosciences, Inc.<F1>                           955,078
                                                                 ------------

               RESEARCH & DEVELOPMENT  0.16%
     15,300    Aurora Biosciences Corp.                             1,043,269
                                                                 ------------

               RETAIL - MAIL ORDER/DIRECT  0.01%
     15,797    garden.com, Inc.<F1>                                    37,518
                                                                 ------------

               TELECOMMUNICATIONS - EQUIPMENT  23.04%
     60,300    Advanced Fibre Communications, Inc.<F1>              2,732,344
     28,500    Anaren Microwave, Inc.<F1>                           3,740,177
     56,700    Avanex Corp.<F1>                                     5,414,850
     70,350    C-COR.net Corp.<F1>                                  1,899,450
     28,500    Centillium Communications, Inc.<F1>                  1,966,500
     66,950    Certicom Corp.<F1>                                   4,585,024
     42,600    CIENA Corp.<F1>                                      7,100,887
    100,930    Copper Mountain Networks, Inc.<F1>                   8,894,456
     40,962    Corvis Corp.<F1><F4>                                 1,099,555
    102,050    Digital Microwave Corp.<F1>                          3,890,656
    112,500    Dynatech Corp.                                       2,039,062
     84,600    Efficient Networks, Inc.<F1>                         6,223,387
     43,600    E-Tek Dynamics, Inc.<F1>                            11,502,225
      1,042    Floware Wireless Systems Ltd.<F1><F4>                  405,765
     78,930    Kestrel Solutions, Inc.<F1><F4>                      1,027,787
     47,251    Mahi Networks, Inc.<F1><F4>                            340,207
    107,400    Natural Microsystems Corp.<F1>                      12,075,787
    352,893    Netro Corp.<F1>                                     20,247,235
     40,200    Next Level Communications, Inc.<F1>                  3,447,150
     12,850    Oni Systems Corp.<F1>                                1,506,060
     30,000    Polycom, Inc.<F1>                                    2,822,811
    549,239    Portera Systems<F1><F4>                              2,839,566
    135,000    Powerwave Technologies, Inc.<F1>                     5,940,000
     58,000    Redback Networks, Inc.<F1>                          10,324,000
     16,150    Sonus Networks, Inc.<F1>                             2,549,681
     42,500    Sycamore Networks, Inc.<F1>                          4,690,937
     52,650    Turnstone Systems, Inc.<F1>                          8,722,620
    183,500    Virata Corp.<F1>                                    10,941,187
    455,791    Vertical Networks, Inc.<F1><F4>                      1,540,574
                                                                 ------------
                                                                  150,509,940
                                                                 ------------
Call toll-free 1-800-228-2121

VAN WAGONER POST-VENTURE FUND (CONT'D.) June 30, 2000 (Unaudited)
------------------------------------------------------------------------------

Van Wagoner Funds SCHEDULE OF INVESTMENTS

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               TELECOMMUNICATIONS -
               SERVICES  1.24%
     10,500    Aether Systems, Inc.<F1>                         $   2,152,500
     83,108    Arbinet Holdings, Inc.<F1><F4>                       1,606,478
     88,500    Com21, Inc.<F1>                                      2,212,500
     78,400    VYYO, Inc.<F1>                                       2,116,800
                                                                 ------------
                                                                    8,088,278
                                                                 ------------

               TOTAL COMMON AND PREFERRED STOCKS
               (cost $424,261,907)                                641,175,045
                                                                 ------------

PRINCIPAL
AMOUNT
---------

SHORT-TERM INVESTMENTS  3.44%

$15,000,000    UMB Bank, n.a., repurchase
               agreement, 5.90%, dated 6/30/00,
               repurchase price $15,007,274,
               maturing 7/3/00 (collateralized by
               U.S. Treasury Notes
               maturing 7/31/00)                                   15,000,000

  7,442,102    UMB Bank, n.a.,
               Money Market Fiduciary                               7,442,102
                                                                 ------------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $22,442,102)                                  22,442,102
                                                                 ------------

               TOTAL INVESTMENTS  101.62%
               (cost $446,704,009)                                663,617,147

               Liabilities less Other Assets (1.62)%             (10,563,296)
                                                                 ------------

               NET ASSETS  100.00%                               $653,053,851
                                                                 ============

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

SECURITIES SOLD SHORT

     60,000    Cymer, Inc.                                       $  2,865,000
     50,000    Harmonic Lightwaves, Inc.                            1,237,500
     70,000    SeaChange International, Inc.<F1>                    2,021,250
     61,400    Terayon Communication
                  Systems, Inc.                                     3,943,986
                                                                 ------------
               TOTAL SECURITIES SOLD SHORT
               (proceeds $8,817,466)                             $ 10,067,736
                                                                 ============

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND (CONT'D.) June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

<F1> Non-income producing
<F2> Affiliated company - see Note 8
<F3> Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.
<F4> The following securities were purchased in private placement transactions.
     Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At June 30, 2000, the value of the Fund's restricted securities was $39,225,904 or 6.0% of net assets.

                                DATE(S) OF           NUMBER
SECURITY DESCRIPTION            ACQUISITION         OF SHARES          COST
-----------------------------------------------------------------------------
Acta Technology, Inc.       July 99 - June 00        226,331       $1,362,393
Anda Networks, Inc.         March 00                 134,403        1,844,009
Arbinet Holdings, Inc.      March 00                  83,108        1,606,478
Athersys, Inc.              March 00                  69,219          830,628
Authoria, Inc.              May 00                   206,968        1,616,420
Blue Pumpkin Software, Inc. March 00                 326,907        2,389,690
Cardiac Pathways Corp.      July 99                      700          700,000
Comergent Technologies      February 00              124,968        1,074,725
CommVault Systems, Inc.     April 00                 189,014        1,083,409
Corvis Corp.                December 99               40,962        1,099,555
DataChannel, Inc.           March 00                 436,424        2,441,225
Datacore Software Corp.     May 00                    54,800        1,114,084
Docent, Inc.                April 00                  83,789          630,093
Event411.com, Inc.          June 99                   20,000          600,000
Floware Wireless
  Systems Ltd.              September 99               1,042          405,765
Icarian, Inc.               March 00                 422,640        2,915,117
Impresse Corp.              November 99               48,600          602,154
Kestrel Solutions, Inc.     January 00                78,930        1,027,787
Lexar Media, Inc.           September 99             230,000          595,700
Mahi Networks, Inc.         May 00                    47,251          340,207
MaMaMedia, Inc.             April 99                 155,000          837,000
NextVenue, Inc.             March 00                  90,369          790,729
Pointshare Corp.            September 99             140,000          385,000
Portera Systems             February 00              549,239        2,839,566
Reciprocal, Inc.            March 00                      36            1,549
Reciprocal, Inc.            November 99                  993          451,577
Sandcraft, Inc.             October 99               195,000          481,650
Screaming Media, Inc.       October 99               187,000          616,000
Sitara Networks, Inc.       July 99 - June 00        183,733          903,502
Tavolo, Inc.                May 99 - April 00        595,295        3,234,005
Top Layer Networks, Inc.    August 99                290,000          452,400
Transmeta Corp.             June 98 - April 00       148,441        1,383,013
Vertical Networks, Inc.     May 99 - February 00     455,791        1,057,754
-----------------------------------------------------------------------------

See notes to financial statements.

Call toll-free 1-800-228-2121

VAN WAGONER MICRO-CAP GROWTH FUND June 30, 2000 (Unaudited)
-----------------------------------------------------------------------------

Van Wagoner Funds SCHEDULE OF INVESTMENTS

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               COMMON AND PREFERRED STOCKS  86.80%
               CHEMICALS - SPECIALTY  0.83%
     50,000    Symyx Technologies, Inc.<F1>                      $  2,130,465
                                                                 ------------

               COMPUTER SOFTWARE - EDUCATION  1.13%
     33,068    Docent, Inc.<F1><F4>                                   248,671
    487,059    Tavolo, Inc.<F1><F4>                                 2,649,600
                                                                 ------------
                                                                    2,898,271
                                                                 ------------

               COMPUTER SOFTWARE - ENTERPRISE  13.44%
    104,066    Acta Technology, Inc.<F1><F4>                          746,153
     55,000    Actuate Software Corp.<F1>                           2,935,625
    151,400    Ariba, Inc.<F1>                                     14,844,285
     28,010    Authoria, Inc.<F1><F4>                                 218,758
      5,964    BindView Development Corp.<F1>                          71,571
     71,386    Comergent Technologies, Inc.<F1><F4>                   613,920
    182,347    DataChannel, Inc.<F1><F4>                            1,019,994
     62,950    Eprise Corp.<F1>                                     1,034,740
    147,936    Eprise Corp.<F1><F3>                                 2,156,017
     13,000    Event411.Com, Inc.<F1><F4>                             390,000
    189,694    Icarian, Inc.<F1><F4>                                1,308,395
     70,400    Impresse Corp.<F1><F4>                                 872,256
     25,500    Interwoven, Inc.<F1>                                 2,804,600
    127,550    IntraNet Solutions, Inc.<F1>                         4,894,731
         53    Reciprocal, Inc.<F1><F4>                                 2,281
      1,438    Reciprocal, Inc.<F1><F4>                               653,945
                                                                 ------------
                                                                   34,567,271
                                                                 ------------

               COMPUTER SOFTWARE - INTERNET  11.92%
     40,000    Art Technology Group, Inc.<F1>                       4,037,500
    139,224    Blue Pumpkin Software, Inc.<F1><F4>                  1,017,727
     60,000    Centra Software, Inc.<F1>                              570,000
     43,600    Corillian Corp.<F1>                                    724,850
    100,000    Embarcadero Technologies, Inc.<F1>                   2,937,500
     60,000    Exodus Communications, Inc.<F1>                      2,763,750
     99,415    iVillage, Inc.<F1>                                     838,814
    120,000    MaMaMedia, Inc.<F1><F4>                                648,000
     23,400    Netopia, Inc.<F1>                                      941,850
    170,950    Onvia.com, Inc.<F1>                                  1,474,444
     63,460    Onvia.com, Inc.<F1><F3>                                483,261
     50,000    Preview Systems, Inc.<F1>                              650,000

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               COMPUTER SOFTWARE -
               INTERNET  11.92% (CONT'D.)
     72,500    Preview Systems, Inc.<F1><F3>                    $     941,369
    113,300    Primus Knowledge Solutions, Inc.<F1>                 5,098,500
     25,000    Proxim, Inc.<F1>                                     2,474,218
    204,000    Screaming Media, Inc.<F1><F4>                          672,000
     50,000    Versata, Inc.<F1>                                    2,015,625
    131,100    Virage, Inc.<F1>                                     2,367,994
                                                                 ------------
                                                                   30,657,402
                                                                 ------------

               COMPUTER SOFTWARE - MEDICAL  1.40%
  1,553,300    OnHealth Network Co.<F1><F2>                         3,592,006
                                                                 ------------
               COMPUTER SOFTWARE - SECURITY  1.39%
     65,000    WatchGuard Technologies, Inc.<F1>                    3,570,938
                                                                 ------------

               COMPUTERS - GRAPHICS  0.64%
     10,000    Micromuse, Inc.<F1>                                  1,654,843
                                                                 ------------

               COMPUTERS - LOCAL NETWORKS  2.26%
     55,453    Anda Networks, Inc.<F1><F4>                            760,815
     59,900    Asyst Technologies, Inc.<F1>                         2,051,575
     70,000    NetSolve, Inc.<F1>                                   1,820,000
    100,000    Sitara Networks, Inc.<F1><F4>                          651,000
    330,000    Top Layer Networks, Inc.<F1><F4>                       514,800
                                                                 ------------
                                                                    5,798,190
                                                                 ------------

               COMPUTERS - MEMORY DEVICES  1.26%
     56,130    CommVault Systems, Inc.<F1><F4>                        321,732
      1,158    Datacore Software Corp.<F1><F4>                         23,542
    270,000    Lexar Media, Inc.<F1><F4>                              699,300
     25,000    Silicon Storage Technology, Inc.<F1>                 2,207,813
                                                                 ------------
                                                                    3,252,387
                                                                 ------------

               COMPUTERS - MINI/MICRO  0.39%
    285,000    eMachines, Inc.<F1><F3>                                696,084
      3,468    Sun Microsystems, Inc.<F1>                             315,371
                                                                 ------------
                                                                    1,011,455
                                                                 ------------

               COMPUTERS - RETAIL/WHOLESALE  1.98%
     25,900    Emulex Corp.<F1>                                     1,701,306
     45,000    Netegrity, Inc.<F1>                                  3,389,063
                                                                 ------------
                                                                    5,090,369
                                                                 ------------

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER MICRO-CAP GROWTH FUND (CONT'D.) June 30, 2000 (Unaudited)
------------------------------------------------------------------------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               COMPUTERS - SOFTWARE  2.88%
     35,000    Adept Technology<F1>                              $  1,636,250
     30,000    Allaire Corp.<F1>                                    1,102,500
    100,000    JDA Software Group, Inc.<F1>                         1,918,750
     42,374    NextVenue, Inc.<F1><F4>                                370,773
     51,000    NS Group, Inc.                                       1,067,813
     19,999    Phone.com, Inc.<F1>                                  1,302,478
                                                                 ------------
                                                                    7,398,564
                                                                 ------------

               ELECTRONICS - LASER SYSTEMS/COMPONENTS  0.14%
     80,000    BrightSmile, Inc.<F1>                                  360,000
                                                                 ------------

               ELECTRONICS - MISCELLANEOUS COMPONENTS  0.68%
     20,100    RF Micro Devices, Inc.<F1>                           1,761,263
                                                                 ------------

               ELECTRONICS - SEMICONDUCTOR EQUIPMENT  5.65%
    101,351    Cobalt Networks, Inc.<F1>                            5,865,689
     53,450    LTX Corp.<F1>                                        1,867,409
     70,400    Photon Dynamics, Inc.<F1>                            5,258,000
     39,500    Rudolph Technologies, Inc.<F1>                       1,530,625
                                                                 ------------
                                                                   14,521,723
                                                                 ------------

               ELECTRONICS - SEMICONDUCTOR MANUFACTURING  12.67%
     80,000    Elantec Semiconductor, Inc.<F1>                      5,570,000
     60,000    Exar Corp.<F1>                                       5,231,250
     85,000    PLX Technology, Inc.<F1>                             3,527,500
    225,000    Sandcraft, Inc.<F1><F4>                                555,750
    220,000    StorageNetworks, Inc.<F1><F3>                       15,884,000
    146,430    Transmeta Corp.<F1><F4>                              1,830,375
                                                                 ------------
                                                                   32,598,875
                                                                 ------------

               INTERNET - E-COMMERCE  1.32%
    100,000    Ebenx, Inc.<F1>                                      2,118,750
    114,248    HomeGrocer.com, Inc.<F1><F3>                           615,614
    160,000    Pointshare Corp.<F1><F4>                               440,000
    120,000    SmarterKids.com, Inc.<F1><F3>                          219,708
                                                                 ------------
                                                                    3,394,072
                                                                 ------------

               INTERNET - NETWORK SECURITY/SOLUTIONS  1.32%
    306,250    MessageMedia, Inc.<F1>                               1,071,875
     60,000    WebTrends Corp.<F1>                                  2,321,250
                                                                 ------------
                                                                    3,393,125
                                                                 ------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               INTERNET SERVICE PROVIDER/CONTENT  1.50%
     30,000    Digital Insight Corp.<F1>                           $1,020,000
     18,400    LifeMinders, Inc.<F1>                                  543,950
     36,875    LifeMinders, Inc.<F1><F3>                            1,029,900
     30,000    NaviSite, Inc.<F1>                                   1,254,375
                                                                 ------------
                                                                    3,848,225
                                                                 ------------

               MEDICAL - BIOMEDICAL/GENETICS  2.66%
     28,944    Athersys, Inc.<F1><F4>                                 347,328
     26,700    Cephalon, Inc.<F1>                                   1,598,663
     49,400    Gene Logic, Inc.<F1>                                 1,762,961
     55,000    Genzyme Transgenics Corp.<F1>                        1,491,875
     42,400    Paradigm Genetics, Inc.<F1>                            516,750
     25,000    Visible Genetics, Inc.<F1>                           1,128,125
                                                                 ------------
                                                                    6,845,702
                                                                 ------------

               MEDICAL - INFORMATION SYSTEMS  0.94%
     90,000    Aspect Medical Systems, Inc.<F1>                     2,430,000
                                                                 ------------

               MEDICAL - INSTRUMENTS  0.28%
     49,900    Genomic Solutions<F1>                                  729,788
                                                                 ------------

               MEDICAL - PRODUCTS  1.56%
        800    Cardiac Pathways Corp.<F1><F4>                         800,000
    104,000    Endocare, Inc.<F1>                                   2,106,000
     60,000    Sonic Innovations, Inc.<F1>                          1,113,750
                                                                 ------------
                                                                    4,019,750
                                                                 ------------

               METAL PROCESSING & FABRICATION  0.68%
     60,000    Maverick Tube Corp.<F1>                              1,747,500
                                                                 ------------

               OIL & GAS - DRILLING  1.98%
    194,650    Grey Wolf, Inc.<F1>                                    973,250
    210,300    Key Energy Group, Inc.<F1>                           2,024,138
     39,450    Patterson Energy, Inc.<F1>                           1,124,325
     24,050    UTI Energy Corp.<F1>                                   965,006
                                                                 ------------
                                                                    5,086,719
                                                                 ------------

               OIL & GAS - FIELD SERVICES  0.35%
     57,800    Horizon Offshore, Inc.<F1>                             895,900
                                                                 ------------

               OIL & GAS - MACHINERY/EQUIPMENT  0.64%
     35,000    Dril-Quip, Inc.<F1>                                  1,636,250
                                                                 ------------

Call toll-free 1-800-228-2121

VAN WAGONER MICRO-CAP GROWTH FUND (CONT'D.) June 30, 2000 (Unaudited)
------------------------------------------------------------------------------

Van Wagoner Funds SCHEDULE OF INVESTMENTS

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               OIL & GAS - SERVICES  0.60%
     59,800    Veritas DGC, Inc.<F1>                             $  1,554,800
                                                                 ------------

               RESEARCH & DEVELOPMENT  0.21%
      7,900    Aurora Biosciences Corp.<F1>                           538,681
                                                                 ------------

               RETAIL - MAIL ORDER/DIRECT  0.05%
     50,026    garden.com, Inc.<F1>                                   118,812
                                                                 ------------

               TELECOMMUNICATIONS - EQUIPMENT  12.19%
     35,000    Anaren Microwave, Inc.<F1>                           4,593,200
     91,650    C-COR.net Corp.<F1>                                  2,474,550
     50,000    Celeritek, Inc.<F1>                                  2,040,625
     39,999    Copper Mountain Networks, Inc.<F1>                   3,524,912
     28,875    Corvis Corp.<F1><F4>                                   775,101
      1,202    Floware Wireless Systems Ltd.<F1><F4>                  468,070
     55,000    Natural Microsystems Corp.<F1>                       6,184,063
    126,307    Netro Corp.<F1>                                      7,246,864
    272,057    Portera Systems<F1><F4>                              1,406,535
     36,850    Powerwave Technologies, Inc.<F1>                     1,621,400
    299,254    Vertical Networks, Inc.<F1><F4>                      1,011,479
                                                                 ------------
                                                                   31,346,799
                                                                 ------------

               TELECOMMUNICATIONS - SERVICES  1.86%
     38,217    Arbinet Holdings, Inc.<F1><F4>                         738,735
    119,200    Com21, Inc.<F1>                                      2,980,000
     39,850    VYYO, Inc.<F1>                                       1,075,950
                                                                 ------------
                                                                    4,794,685
                                                                 ------------

               TOTAL COMMON AND PREFERRED STOCKS
               (cost $112,201,585)                                223,244,830
                                                                 ------------

PRINCIPAL
AMOUNT                                                                  VALUE
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  7.30%

$13,000,000    UMB Bank, n.a., repurchase
               agreement, 5.90%, dated 6/30/00,
               repurchase price $13,006,304,
               maturing 7/3/00 (collateralized
               by U.S. Treasury Notes
               maturing 7/31/00)                                $  13,000,000
                                                                 ------------

  5,772,770    UMB Bank, n.a., Money
               Market Fiduciary                                     5,772,770
                                                                 ------------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $18,772,770)                                  18,772,770
                                                                 ------------

               TOTAL INVESTMENTS  94.10%
               (cost $130,974,355)                                242,017,600

               Other Assets less Liabilities  5.90%                15,170,262
                                                                 ------------

               NET ASSETS  100.00%                               $257,187,862
                                                                 ============

NUMBER
OF SHARES
---------
SECURITIES SOLD SHORT
     25,000    Applied Films Corp.<F1>                           $    915,625
     16,000    Terayon Communication
                  Systems, Inc.<F1>                                 1,027,749
     25,000    Zoll Medical Corp.<F1>                               1,225,000
                                                                 ------------

               TOTAL SECURITIES SOLD SHORT
               (proceeds $2,617,781)                             $  3,168,374
                                                                 ============


http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER MICRO-CAP GROWTH FUND (CONT'D.) June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

<F1> Non-income producing
<F2> Affiliated company - see Note 8
<F3> Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.
<F4> The following securities were purchased in private placement transactions.
     Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At June 30, 2000, the value of the Fund's restricted securities was $22,777,035 or 8.9% of net assets.

                                DATE(S) OF           NUMBER
SECURITY DESCRIPTION            ACQUISITION         OF SHARES          COST
-----------------------------------------------------------------------------
Acta Technology, Inc.       July 99 - June 00        104,066         $540,003
Anda Networks, Inc.         March 00                  55,453          760,815
Arbinet Holdings, Inc.      March 00                  38,217          738,735
Athersys, Inc.              March 00                  28,944          347,328
Authoria, Inc.              May 00                    28,010          218,758
Blue Pumpkin Software, Inc. March 00                 139,224        1,017,727
Cardiac Pathways Corp.      July 99                      800          800,000
Comergent Technologies      February 00               71,386          613,920
CommVault Systems, Inc.     April 00                  56,130          321,732
Corvis Corp.                December 99               28,875          775,101
DataChannel, Inc.           March 00                 182,347        1,019,994
Datacore Software Corp.     May 00                     1,158           23,542
Docent, Inc.                April 00                  33,068          248,671
Event411.com, Inc.          June 99                   13,000          390,000
Floware Wireless
  Systems Ltd.              September 99               1,202          468,070
Icarian, Inc.               March 00                 189,694        1,308,395
Impresse Corp.              November 99               70,400          872,256
Lexar Media, Inc.           September 99             270,000          699,300
MaMaMedia, Inc.             April 99                 120,000          648,000
NextVenue, Inc.             March 00                  42,374          370,773
Pointshare Corp.            September 99             160,000          440,000
Portera Systems             February 00              272,057        1,406,535
Reciprocal, Inc.            March 00                      53            2,281
Reciprocal, Inc.            November 99                1,438          653,945
Sandcraft, Inc.             October 99               225,000          555,750
Screaming Media, Inc.       October 99               204,000          672,000
Sitara Networks, Inc.       July 99                  100,000          385,000
Tavolo, Inc.                May 99 - April 00        487,059        2,646,001
Top Layer Networks, Inc.    August 99                330,000          514,800
Transmeta Corp.             June 98 - April 00       146,430          690,000
Vertical Networks, Inc.     May 99 - February 00     299,254          666,479
------------------------------------------------------------------------------

See notes to financial statements.

Call toll-free 1-800-228-2121

VAN WAGONER EMERGING GROWTH FUND June 30, 2000 (Unaudited)

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               COMMON AND PREFERRED STOCKS  101.02%

               CHEMICALS - SPECIALTY  0.35%
    101,850    Symyx Technologies, Inc.<F1>                      $  4,339,757
                                                                 ------------

               COMMERCIAL SERVICES - SECURITY/SAFETY  0.42%
     24,450    Check Point Software
                  Technologies Ltd.<F1>                             5,177,288
                                                                 ------------

               COMPUTER SOFTWARE - DESKTOP  0.41%
     85,100    NetIQ Corp.<F1>                                      5,074,087
                                                                 ------------

               COMPUTER SOFTWARE - EDUCATION  2.02%
    142,940    Docent, Inc.<F1><F4>                                 1,074,909
    188,200    Metasolv Software, Inc.<F1>                          8,280,800
  2,868,239    Tavolo, Inc.<F1><F4>                                15,603,220
                                                                 ------------
                                                                   24,958,929
                                                                 ------------

               COMPUTER SOFTWARE - ENTERPRISE  16.10%
    500,000    Acta Technology, Inc.<F1><F4>                        3,585,000
    736,200    Ariba, Inc.<F1>                                     72,182,054
     26,239    BindView Development Corp.<F1>                         314,873
    348,682    Comergent Technologies, Inc.<F1><F4>                 2,998,665
    821,118    DataChannel, Inc.<F1><F4>                            4,593,088
     37,500    E.piphany, Inc.<F1>                                  4,019,531
    192,700    Eprise Corp.<F1>                                     3,167,506
    602,582    Eprise Corp.<F1><F3>                                 8,781,969
     84,000    Event411.Com, Inc.<F1><F4>                           2,520,000
    872,950    Icarian, Inc.<F1><F4>                                6,021,085
    293,600    Impresse Corp.<F1><F4>                               3,637,704
    108,450    Informatica Corp.<F1>                                8,886,122
     99,450    Interwoven, Inc.<F1>                                10,937,939
    301,531    Interwoven, Inc.<F1><F3>                            33,162,054
    457,650    IntraNet Solutions, Inc.<F1>                        17,562,319
    135,434    Puma Technology, Inc.<F1>                            3,631,325
        220    Reciprocal, Inc.<F1><F4>                                 9,469
      6,000    Reciprocal, Inc.<F1><F4>                             2,728,560
    216,000    Software Technologies Corp.<F1>                      6,628,500
     29,050    TIBCO Software, Inc.<F1>                             3,115,156
                                                                 ------------
                                                                  198,482,919
                                                                 ------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               COMPUTER SOFTWARE - INTERNET  7.09%
    124,550    Agile Software Corp.<F1>                          $  8,804,128
    118,050    Art Technology Group, Inc.<F1>                      11,915,672
    606,014    Blue Pumpkin Software, Inc.<F1><F4>                  4,429,962
    209,900    Corillian Corp.<F1>                                  3,489,587
    122,150    Embarcadero Technologies, Inc.<F1>                   3,588,156
     54,000    Exodus Communications, Inc.<F1>                      2,487,375
    391,812    iVillage, Inc.<F1>                                   3,305,914
    750,000    MaMaMedia, Inc.<F1><F4>                              4,050,000
    694,250    Onvia.com, Inc.<F1>                                  5,987,906
    321,844    Onvia.com, Inc.<F1><F3>                              2,450,906
    105,800    Portal Software, Inc.<F1>                            6,757,975
    131,250    Preview Systems, Inc.<F1>                            1,706,250
    412,500    Preview Systems, Inc.<F1><F3>                        5,356,065
    170,000    Primus Knowledge Solutions, Inc.<F1>                 7,650,000
    880,600    Screaming Media, Inc.<F1><F4>                        2,900,802
     95,600    Versata, Inc.<F1>                                    3,853,875
     90,000    Vignette Corp.<F1>                                   4,681,404
    219,050    Virage, Inc.<F1>                                     3,956,591
                                                                 ------------
                                                                   87,372,568
                                                                 ------------

               COMPUTER SOFTWARE - MEDICAL  0.97%
  5,192,050    OnHealth Network Co.<F1><F2>                        12,006,616
                                                                 ------------

               COMPUTER SOFTWARE - SECURITY  2.35%
     73,300    ISS Group, Inc.<F1>                                  7,237,224
    140,000    Quest Software, Inc.<F1>                             7,752,500
     27,850    VeriSign, Inc.<F1>                                   4,915,525
    165,750    WatchGuard Technologies, Inc.<F1>                    9,105,891
                                                                 ------------
                                                                   29,011,140
                                                                 ------------

               COMPUTERS - GRAPHICS  1.84%
     53,700    Micromuse, Inc.<F1>                                  8,886,507
    216,800    NVIDIA Corp.<F1>                                    13,780,350
                                                                 ------------
                                                                   22,666,857
                                                                 ------------

               COMPUTERS - LOCAL NETWORKS  4.12%
    255,847    Anda Networks, Inc.<F1><F4>                          3,510,221
    123,000    Brocade Communications Systems, Inc.<F1>            22,568,569
    110,950    Extreme Networks, Inc.<F1>                          11,705,225
     35,050    Foundry Networks, Inc.<F1>                           3,855,500
    156,000    NetSolve, Inc.<F1>                                   4,056,000
    480,000    Sitara Networks, Inc.<F1><F4>                        3,124,800
  1,250,000    Top Layer Networks, Inc.<F1><F4>                     1,950,000
                                                                 ------------
                                                                   50,770,315
                                                                 ------------


http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) June 30, 2000 (Unaudited)
------------------------------------------------------------------------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               COMPUTERS - MEMORY DEVICES  2.35%
    123,085    CommVault Systems, Inc.<F1><F4>                   $    705,511
      5,049    Datacore Software Corp.<F1><F4>                        102,646
  1,215,000    Lexar Media, Inc.<F1><F4>                            3,146,850
    165,400    Network Appliances, Inc.<F1>                        13,314,700
    117,300    SanDisk Corp.<F1>                                    7,177,294
     40,037    VERITAS Software Corp.<F1>                           4,524,806
                                                                 ------------
                                                                   28,971,807
                                                                 ------------

               COMPUTERS - MINI/MICRO  0.31%
  1,010,000    eMachines, Inc.<F1><F3>                              2,466,824
     15,252    Sun Microsystems, Inc.<F1>                           1,386,979
                                                                 ------------
                                                                    3,853,803
                                                                 ------------

               COMPUTERS - RETAIL/WHOLESALE  1.55%
    175,000    Emulex Corp.<F1>                                    11,495,312
    100,000    Netegrity, Inc.<F1>                                  7,531,250
                                                                 ------------
                                                                   19,026,562
                                                                 ------------

               COMPUTERS - SERVICES  0.60%
    178,150    InterNAP Network Services Corp.<F1>                  7,396,004
                                                                 ------------

               COMPUTERS - SOFTWARE  2.43%
    146,800    Allaire Corp.<F1>                                    5,394,900
     70,000    BroadVision, Inc.<F1>                                3,556,875
     42,360    i2 Technologies, Inc.<F1>                            4,416,691
     40,550    Mercury Interactive Corp.<F1>                        3,923,212
    193,381    NextVenue, Inc.<F1><F4>                              1,692,084
    100,001    Phone.com, Inc.<F1>                                  6,512,543
     87,750    RealNetworks, Inc.<F1>                               4,436,859
                                                                 ------------
                                                                   29,933,164
                                                                 ------------

               ELECTRONICS - LASER SYSTEMS/COMPONENTS  0.33%
     67,800    Bookham Technology PLC ADR<F1>                       4,017,150
                                                                 ------------

               ELECTRONICS - MISCELLANEOUS COMPONENTS  0.68%
     42,250    RF Micro Devices, Inc.<F1>                           3,702,156
     81,200    Sawtek, Inc.<F1>                                     4,674,075
                                                                 ------------
                                                                    8,376,231
                                                                 ------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               ELECTRONICS - PARTS DISTRIBUTION  0.10%
     21,650    Marvell Technology Group Ltd.<F1>               $    1,234,050
                                                                 ------------

               ELECTRONICS - SEMICONDUCTOR EQUIPMENT  6.66%
    115,000    Caliper Technologies Corp.<F1>                       5,290,000
    648,648    Cobalt Networks, Inc.<F1>                           37,540,503
    162,400    JDS Uniphase Corp.<F1>                              19,467,700
    112,400    LTX Corp.<F1>                                        3,926,975
    176,600    Photon Dynamics, Inc.<F1>                           13,189,813
     68,750    Rudolph Technologies, Inc.<F1>                       2,664,063
                                                                 ------------
                                                                   82,079,054
                                                                 ------------

               ELECTRONICS - SEMICONDUCTOR MANUFACTURING  18.73%
     80,000    Applied Micro Circuits Corp.<F1>                     7,900,000
    110,650    Broadcom Corp.<F1>                                  24,225,434
    170,250    Exar Corp.<F1>                                      14,843,672
    132,950    Globespan, Inc.<F1>                                 16,230,283
     38,400    PMC-Sierra, Inc. <F1>                                6,823,200
  1,000,000    Sandcraft, Inc.<F1><F4>                              2,470,000
    103,700    SDL, Inc.<F1>                                       29,573,944
  1,250,000    StorageNetworks, Inc.<F1><F3>                       90,250,000
    581,526    Transmeta Corp.<F1><F4>                              7,269,075
    315,000    TranSwitch Corp.<F1>                                24,314,063
     73,800    TriQuint Semiconductor, Inc.<F1>                     7,061,738
                                                                 ------------
                                                                  230,961,409
                                                                 ------------

               FINANCE - CONSUMER LOANS  0.13%
     36,350    724 Solutions, Inc.<F1>                              1,594,856
                                                                 ------------

               INTERNET - E-COMMERCE  0.44%
    465,360    HomeGrocer.com, Inc.<F1><F3>                         2,507,546
    665,000    Pointshare Corp.<F1><F4>                             1,828,750
    592,500    SmarterKids.com, Inc.<F1><F3>                        1,084,808
                                                                 ------------
                                                                    5,421,104
                                                                 ------------

               INTERNET - NETWORK SECURITY/SOLUTIONS  2.53%
     11,050    Breakaway Solutions, Inc.<F1>                          298,350
    132,000    Juniper Networks, Inc.<F1>                          19,214,250
    107,300    Keynote Systems, Inc.<F1>                            7,571,356
     14,600    MessageMedia, Inc.<F1>                                  51,100
    105,400    WebTrends Corp.<F1>                                  4,077,663
                                                                 ------------
                                                                   31,212,719
                                                                 ------------


Call toll-free 1-800-228-2121

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) June 30, 2000 (Unaudited)
------------------------------------------------------------------------------

Van Wagoner Funds SCHEDULE OF INVESTMENTS

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               INTERNET SERVICE PROVIDER/CONTENT  0.95%
    113,150    LifeMinders, Inc.<F1>                             $  3,344,997
    160,000    LifeMinders, Inc.<F1><F3>                            4,468,720
     93,750    NaviSite, Inc.<F1>                                   3,919,922
                                                                 ------------
                                                                   11,733,639
                                                                 ------------
               MEDICAL - BIOMEDICAL/GENETICS  3.93%
     31,850    Abgenix, Inc.<F1>                                    3,817,519
      6,000    Affymetrix, Inc.<F1>                                   990,750
    128,163    Athersys, Inc.<F1><F4>                               1,537,956
     70,000    Cephalon, Inc.<F1>                                   4,191,250
     92,600    Curagen Corp.<F1>                                    3,524,587
     90,750    Gene Logics, Inc.<F1>                                3,238,641
    161,100    Genome Therapeutics Corp.<F1>                        4,903,481
    108,600    Genzyme Transgenics Corp.<F1>                        2,945,775
     52,650    Maxygen, Inc.<F1>                                    2,988,709
     70,000    Medarex, Inc.<F1>                                    5,915,000
     33,300    Millennium Pharmaceuticals, Inc.<F1>                 3,725,437
     33,850    Myriad Genetics, Inc.<F1>                            5,012,444
    187,950    Paradigm Genetics, Inc.<F1>                          2,290,641
     20,750    Protein Design Labs, Inc.<F1>                        3,422,777
                                                                 ------------
                                                                   48,504,967
                                                                 ------------

               MEDICAL - INFORMATION SERVICES  0.29%
     38,700    PE Corp. - Celera Genomics Group<F1>                 3,618,450
                                                                 ------------

               MEDICAL - INSTRUMENTS  0.26%
    221,100    Genomic Solutions<F1>                                3,233,587
                                                                 ------------

               MEDICAL - PRODUCTS  0.53%
      2,950    Cardiac Pathways Corp.<F1><F4>                       2,950,000
    195,000    Sonic Innovations, Inc.<F1>                          3,619,688
                                                                 ------------
                                                                    6,569,688
                                                                 ------------

               MULTIMEDIA  0.40%
     81,100    Gemstar - TV Guide International, Inc.<F1>           4,983,846
                                                                 ------------
               PHARMACEUTICALS  0.16%
     38,750    Aclara Biosciences, Inc.<F1>                         1,973,828
                                                                 ------------

               RESEARCH & DEVELOPMENT  0.17%
     30,000    Aurora Biosciences Corp.<F1>                         2,045,625
                                                                 ------------

NUMBER
OF SHARES                                                               VALUE
------------------------------------------------------------------------------

               RETAIL - MAIL ORDER/DIRECT  0.04%
    222,633    garden.com, Inc.<F1>                              $    528,753
                                                                 ------------

               TELECOMMUNICATIONS - EQUIPMENT  20.52%
    132,800    Advanced Fibre
                  Communications, Inc.<F1>                          6,017,500
     35,800    Anaren Microwave, Inc.<F1>                           4,698,188
     48,650    Avanex Corp.<F1>                                     4,646,075
    141,950    C-COR.net Corp.<F1>                                  3,832,650
     55,900    Centillium Communications, Inc.<F1>                  3,857,100
    123,650    Certicom Corp.<F1>                                   8,468,084
     63,750    CIENA Corp.<F1>                                     10,626,328
    212,601    Copper Mountain Networks, Inc.<F1>                  18,735,463
    142,965    Corvis Corp.<F1><F4>                                 3,837,652
    175,000    Digital Microwave Corp.<F1>                          6,671,875
    198,450    Efficient Networks, Inc.<F1>                        14,598,478
     65,900    E-Tek Dynamics, Inc.<F1>                            17,385,244
      4,810    Floware Wireless Systems Ltd.<F1><F4>                1,873,062
    232,935    Kestrel Solutions, Inc.<F1><F4>                      3,033,163
    197,450    Natural Microsystems Corp.<F1>                      22,200,784
    633,500    Netro Corp.<F1>                                     36,347,063
     65,300    Next Level Communications, Inc.<F1>                  5,599,475
     22,300    Oni Systems Corp.<F1>                                2,613,629
  1,424,287    Portera Systems<F1><F4>                              7,363,564
    210,200    Powerwave Technologies, Inc.<F1>                     9,248,800
     60,650    Redback Networks, Inc.<F1>                          10,795,700
     31,750    Sonus Networks, Inc.<F1>                             5,012,531
    101,750    Sycamore Networks, Inc.<F1>                         11,230,656
     89,050    Turnstone Systems, Inc.<F1>                         14,753,074
  1,830,401    Vertical Networks, Inc.<F1><F4>                      6,186,755
    225,000    Virata Corp.<F1>                                    13,415,625
                                                                 ------------
                                                                  253,048,518
                                                                 ------------

               TELECOMMUNICATIONS - SERVICES  1.26%
     20,600    Aether Systems, Inc.<F1>                             4,223,000
    175,930    Arbinet Holdings, Inc.<F1><F4>                       3,400,727
    172,325    Com21, Inc.<F1>                                      4,308,125
    134,950    VYYO, Inc.<F1>                                       3,643,650
                                                                 ------------
                                                                   15,575,502
                                                                 ------------

http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) June 30, 2000 (Unaudited)
------------------------------------------------------------------------------

                                                                        VALUE
------------------------------------------------------------------------------

               TOTAL COMMON AND PREFERRED STOCKS
               (cost $636,608,412)                             $1,245,754,792
                                                               --------------

               TOTAL INVESTMENTS  101.02%
               (cost $636,608,412)                              1,245,754,792

               Liabilities less Other Assets  (1.02)%            (12,620,316)
                                                               --------------

               NET ASSETS  100.00%                             $1,233,134,476
                                                               ==============

NUMBER
OF SHARES
---------

               SECURITIES SOLD SHORT
    150,800    Terayon Communication
                 Systems, Inc.                                   $  9,686,532
                                                                 ------------

               TOTAL SECURITIES SOLD SHORT
               (proceeds $7,189,258)                             $  9,686,532
                                                                 ============

Call toll-free 1-800-228-2121

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------

Van Wagoner Funds SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS

<F1> Non-income producing
<F2> Affiliated company - see Note 8
<F3> Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.
<F4> The following securities were purchased in private placement transactions.
     Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At June 30, 2000, the value of the Fund's restricted securities was $110,135,280 or 8.9% of net assets.

                                DATE(S) OF           NUMBER
SECURITY DESCRIPTION            ACQUISITION         OF SHARES          COST
-----------------------------------------------------------------------------
Acta Technology, Inc.       July 99                  500,000       $2,500,000
Anda Networks, Inc.         March 00                 255,847        3,510,221
Arbinet Holdings, Inc.      March 00                 175,930        3,400,727
Athersys, Inc.              March 00                 128,163        1,537,956
Blue Pumpkin Software, Inc. March 00                 606,014        4,429,962
Cardiac Pathways Corp.      July 99                    2,950        2,950,000
Comergent Technologies      February 00              348,682        2,998,665
CommVault Systems, Inc.     April 00                 123,085          705,511
Corvis Corp.                December 99              142,965        3,837,652
DataChannel, Inc.           March 00                 821,118        4,593,088
Datacore Software Corp.     May 00                     5,049          102,646
Docent, Inc.                April 00                 142,940        1,074,909
Event411.com, Inc.          June 99                   84,000        2,520,000
Floware Wireless
  Systems Ltd.              September 99               4,810        1,873,062
Icarian, Inc.               March 00                 872,950        6,021,085
Impresse Corp.              November 99              293,600        3,637,704
Kestrel Solutions, Inc.     January 00               232,935        3,037,073
Lexar Media, Inc.           September 99           1,215,000        3,146,850
MaMaMedia, Inc.             April 99                 750,000        4,050,000
NextVenue, Inc.             March 00                 193,381        1,692,084
Pointshare Corp.            September 99             665,000        1,828,750
Portera Systems             February 00            1,424,287        7,363,564
Reciprocal, Inc.            March 00                     220            9,469
Reciprocal, Inc.            November 99                6,000        2,728,560
Sandcraft, Inc.             October 99             1,000,000        2,470,000
Screaming Media, Inc.       October 99               880,600        2,900,802
Sitara Networks, Inc.       July 99                  480,000        1,848,000
Tavolo, Inc.                May 99 - April 00      2,868,239        2,862,000
Top Layer Networks, Inc.    August 99              1,250,000        1,950,000
Transmeta Corp.             June 98 - April 00       581,526        3,984,075
Vertical Networks, Inc.     May 99 - February 00   1,830,401        3,978,755
-----------------------------------------------------------------------------

See notes to financial statements.

http://WWW.VANWAGONER.COM

Van Wagoner Funds STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

June 30, 2000 (Unaudited)


                                                                                                     MICRO-CAP
                                                  MID-CAP         TECHNOLOGY      POST-VENTURE         GROWTH          EMERGING
ASSETS:                                         GROWTH FUND          FUND             FUND              FUND         GROWTH FUND
Investments, at value:
   Nonaffiliated issuers (cost $146,975,084,
      $362,231,532, $430,193,862,
      $120,203,212 and $603,707,031,
      respectively)                             $226,092,446     $575,696,055      $659,176,453     $238,425,594    $1,233,748,176
   Affiliated issuers (cost $0, $15,682,589,
      $16,510,147, $10,771,143 and $32,901,381,
      respectively)                                        -        4,111,625         4,440,694        3,592,006        12,006,616
Receivable from brokers for proceeds
   on securities sold short                        1,921,320        5,663,889        15,600,970        4,544,962         9,724,128
Receivable for investments sold                    2,075,591        7,301,773         8,187,907       19,741,828        18,757,054
Receivable for fund shares sold                            -           20,186               103                -            13,300
Interest and dividends receivable                     25,831           12,607            18,391           24,692             7,403
Organizational expenses, net of accumulated
   amortization                                        3,676                -                 -            3,676             3,676
Prepaid expenses and other assets                     37,971          183,672           290,885           57,314           279,139
                                             ---------------  ---------------   ---------------  ---------------   ---------------
Total Assets                                     230,156,835      592,989,807       687,715,403      266,390,072     1,274,539,492
                                             ---------------  ---------------   ---------------  ---------------   ---------------

LIABILITIES:
Payable for investments purchased                  6,119,519       11,945,309        23,897,651        5,671,138        25,861,755
Payable for fund shares redeemed                       8,151           71,443             8,222                -                 -
Payable to custodian                                       -        1,976,206                 -                -         4,506,483
Accrued investment advisory fee                      152,548          520,453           571,619          278,413         1,057,656
Accrued distribution fee                               6,358                -                 -           27,139           122,355
Securities sold short, at value (proceeds of
   $915,189, $2,697,296, $8,817,466, $2,617,781
   and $7,189,258, respectively)                   1,233,299        3,635,661        10,067,736        3,168,374         9,686,532
Accrued expenses and other liabilities                68,188          141,588           116,324           57,146           170,235
                                             ---------------  ---------------   ---------------  ---------------   ---------------
Total Liabilities                                  7,588,063       18,290,660        34,661,552        9,202,210        41,405,016
                                             ---------------  ---------------   ---------------  ---------------   ---------------
NET ASSETS                                      $222,568,772     $574,699,147      $653,053,851     $257,187,862    $1,233,134,476
                                             ===============  ===============   ===============  ===============   ===============
NET ASSETS CONSIST OF:
Capital stock                                   $161,343,988     $432,923,697      $535,696,138    $  80,862,795   $   376,128,788
Accumulated net realized gain
   (loss) on investments                        (17,574,468)     (59,179,744)      (98,305,155)       65,832,415       250,356,582
Net unrealized appreciation on investments        78,799,252      200,955,194       215,662,868      110,492,652       606,649,106
                                             ---------------  ---------------   ---------------  ---------------   ---------------
Net Assets                                      $222,568,772     $574,699,147      $653,053,851     $257,187,862    $1,233,134,476
                                             ===============  ===============  ================  ===============   ===============
CAPITAL STOCK, $0.0001 PAR VALUE
Authorized                                       100,000,000      100,000,000       100,000,000      100,000,000       200,000,000
Issued and outstanding                             7,283,437        8,967,493        16,253,793        6,065,862        24,397,822
NET ASSET VALUE, REDEMPTION
PRICE, AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)                       $30.56           $64.09            $40.18           $42.40            $50.54
                                                      ======           ======            ======           ======            ======


Call toll-free 1-800-228-2121

                                              See notes to financial statements.

Van Wagoner Funds STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------

Six Months Ended June 30, 2000 (Unaudited)


                                                                                                     MICRO-CAP
                                                  MID-CAP         TECHNOLOGY      POST-VENTURE         GROWTH          EMERGING
                                                GROWTH FUND          FUND             FUND              FUND         GROWTH FUND
INVESTMENT INCOME:
Interest                                        $    634,904     $  1,347,665       $ 1,877,571       $  842,993      $  2,550,089
Dividends                                              3,841           19,318                14            3,000             8,991
                                             ---------------  ---------------   ---------------  ---------------   ---------------
Total Investment Income                              638,745        1,366,983         1,877,585          845,993         2,559,080
                                             ---------------  ---------------   ---------------  ---------------   ---------------
EXPENSES:
Investment advisory fees                             884,385        3,209,285         3,944,073        2,105,623         8,172,083
Distribution fees                                    221,096          641,857           657,346          175,469           817,208
Transfer agent fees and expenses                     171,015          437,787           419,131          224,200           921,769
Fund accounting and administration fees               92,152          151,613           153,472          116,684           270,720
Custody fees                                          27,694           38,126            39,450           36,137           193,181
Federal and state registration fees                   24,162           79,339            94,148            5,599             9,477
Professional fees                                      6,822           12,105            11,958            8,768            24,702
Printing and postage expenses                          5,158           19,114            18,603           10,652            49,452
Amortization of organization costs                     3,653                -                 -            3,653             3,653
Directors' fees and expenses                           1,811            1,811             1,811            1,811             1,811
Miscellaneous                                          6,580            7,144             4,597            2,882            10,071
                                             ---------------  ---------------   ---------------  ---------------   ---------------
Total expenses before waiver of expenses           1,444,528        4,598,181         5,344,589        2,691,478        10,474,127
   Waiver of expenses                                      -                -         (217,294)                -                 -
                                             ---------------  ---------------   ---------------  ---------------   ---------------
Net Expenses                                       1,444,528        4,598,181         5,127,295        2,691,478        10,474,127
                                             ---------------  ---------------   ---------------  ---------------   ---------------
NET INVESTMENT LOSS                                (805,783)      (3,231,198)       (3,249,710)      (1,845,485)       (7,915,047)
                                             ---------------  ---------------   ---------------  ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments         (17,836,363)     (39,832,072)      (79,366,761)      107,909,180       406,078,896
Net realized loss on short positions             (2,340,352)      (6,376,604)       (6,227,859)     (15,473,013)      (72,499,807)
Net realized gain on options written                 332,004          690,413           652,056        2,879,013         9,594,982
Net realized loss on options purchased           (5,655,468)     (14,691,830)      (15,145,057)      (9,833,078)      (60,426,152)
Net change in unrealized appreciation
     and depreciation on investments              38,686,059       82,457,414        87,532,891     (33,420,550)      (85,661,923)
                                             ---------------  ---------------   ---------------  ---------------   ---------------
Net Gain (Loss) on Investments                    13,185,880       22,247,321      (12,554,730)       52,061,552       197,085,996
                                             ---------------  ---------------   ---------------  ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $12,380,097      $19,016,123     $(15,804,440)     $ 50,216,067      $189,170,949
                                             ===============  ===============   ===============  ===============   ===============


http://WWW.VANWAGONER.COM

                                              See notes to financial statements.

Van Wagoner Funds STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------




                                                MID-CAP GROWTH FUND           TECHNOLOGY FUND
                                          Six Months Ended     Year     Six Months Ended     Year
                                           June 30, 2000      Ended      June 30, 2000      Ended
                                            (Unaudited)   Dec. 31, 1999   (Unaudited)   Dec. 31, 1999
OPERATIONS:
Net investment loss                          $(805,783)     $(699,774)   $(3,231,198)   $(1,123,247)
Net realized gain (loss) on investments    (17,836,363)     67,518,057   (39,832,072)     39,537,335
Net realized loss on short positions        (2,340,352)    (9,900,338)    (6,376,604)    (8,040,675)
Net realized gain on options written            332,004              -        690,413         16,075
Net realized loss on options purchased      (5,655,468)   (16,928,052)   (14,691,830)   (24,047,077)
Net change in unrealized appreciation and
    depreciation on investments              38,686,059     25,787,247     82,457,414    116,317,983
                                          -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
     resulting from operations               12,380,097     65,777,140     19,016,123    122,660,394
                                          -------------  -------------  -------------  -------------

DISTRIBUTIONS:
Net realized gains                                    -    (4,219,722)              -    (5,573,230)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                172,590,440     98,635,982    479,899,922    400,603,541
Proceeds from reinvestment of dividends               -      4,157,543              -      5,456,495
Redemption of shares                      (104,318,028)   (68,359,203)  (325,660,513)  (129,879,761)
                                          -------------  -------------  -------------  -------------
Net increase (decrease) from
     share transactions                      68,272,412     34,434,322    154,239,409    276,180,275
                                          -------------  -------------  -------------  -------------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS                               80,652,509     95,991,740    173,255,532    393,267,439
NET ASSETS:
Beginning of period                         141,916,263     45,924,523    401,443,615      8,176,176
                                          -------------  -------------  -------------  -------------
End of period                              $222,568,772   $141,916,263   $574,699,147   $401,443,615
                                          =============  =============  =============  =============
TRANSACTIONS IN SHARES:
Shares sold                                   5,678,557      5,034,855      7,535,569      9,542,651
Shares issued in reinvestment of dividends            -        182,125              -        113,845
Shares redeemed                             (3,638,742)    (3,666,629)    (5,455,147)    (3,211,041)
                                          -------------  -------------  -------------  -------------
Net increase (decrease)                       2,039,815      1,550,351      2,080,422      6,445,455
                                          =============  =============  =============  =============



                                                 POST-VENTURE FUND         MICRO-CAP GROWTH FUND          EMERGING GROWTH FUND
                                          Six Months Ended     Year     Six Months Ended     Year     Six Months Ended     Year
                                           June 30, 2000      Ended      June 30, 2000      Ended      June 30, 2000      Ended
                                             (Unaudited)  Dec. 31, 1999   (Unaudited)   Dec. 31, 1999   (Unaudited)   Dec. 31, 1999
OPERATIONS:
Net investment loss                        $(3,249,710)   $(1,272,229)   $(1,845,485)   $(1,368,863)   $(7,915,047)   $(7,420,998)
Net realized gain (loss) on investments    (79,366,761)     51,164,087    107,909,180     49,608,529    406,078,896    340,185,709
Net realized loss on short positions        (6,227,859)    (7,641,260)   (15,473,013)   (10,521,834)   (72,499,807)   (44,993,173)
Net realized gain on options written            652,056         30,730      2,879,013              -      9,594,982        373,500
Net realized loss on options purchased     (15,145,057)   (25,137,750)    (9,833,078)   (25,280,979)   (60,426,152)  (119,484,650)
Net change in unrealized appreciation and
    depreciation on investments              87,532,891    124,073,693   (33,420,550)    133,799,599   (85,661,923)    644,972,646
                                          -------------  -------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
     resulting from operations             (15,804,440)    141,217,271     50,216,067    146,236,452    189,170,949    813,633,034
                                          -------------  -------------  -------------  -------------  -------------  -------------
DISTRIBUTIONS:
Net realized gains                                    -    (13,414,334)             -              -              -              -
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                757,601,549    468,452,887    113,634,713    310,557,920    418,488,201  1,334,976,637
Proceeds from reinvestment of dividends               -     13,277,844              -              -              -              -
Redemption of shares                      (479,967,053)  (237,390,880)  (202,688,613)  (206,882,174)  (841,351,695)  (871,154,335)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Net increase (decrease) from
     share transactions                     277,634,496    244,339,851   (89,053,900)    103,675,746  (422,863,494)    463,822,302
                                          -------------  -------------  -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS                              261,830,056    372,142,788   (38,837,833)    249,912,198  (233,692,545)  1,277,455,336
NET ASSETS:
Beginning of period                         391,223,795     19,081,007    296,025,695     46,113,497  1,466,827,021    189,371,685
                                          -------------  -------------  -------------  -------------  -------------  -------------
End of period                              $653,053,851   $391,223,795   $257,187,862   $296,025,695 $1,233,134,476 $1,466,827,021
                                           ============   ============   ============   ============   ============   ============
TRANSACTIONS IN SHARES:
Shares sold                                  18,719,682     17,970,926      2,793,921     13,641,819      8,819,503     53,354,949
Shares issued in reinvestment of dividends            -        422,069              -              -              -              -
Shares redeemed                            (12,738,101)    (9,700,571)    (5,236,771)    (9,214,749)   (18,641,684)   (36,410,153)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Net increase (decrease)                       5,981,581      8,692,424    (2,442,850)      4,427,070    (9,822,181)     16,944,796
                                           ============   ============   ============   ============   ============   ============


Call toll-free 1-800-228-2121

http://WWW.VANWAGONER.COM

                                              See notes to financial statements.

Van Wagoner Funds FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

For a Fund Share Outstanding Throughout the Period


                                                 MID-CAP GROWTH FUND                            TECHNOLOGY FUND
                               Six Months    Year       Year        Year       Year    Six Months    Year        Year
                                 Ended       Ended      Ended      Ended      Ended       Ended      Ended      Ended
                             June 30, 2000 Dec. 31,   Dec. 31,    Dec. 31,   Dec. 31,June 30, 2000,Dec. 31,    Dec. 31,
                              (Unaudited)    1999       1998        1997       1996    (Unaudited)   1999        1998
Net Asset Value,
   Beginning of Period            $27.06     $12.43     $10.67     $12.39      $10.00     $58.29     $18.51     $10.00

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss               (0.11)     (0.13)     (0.16)     (0.22)      (0.09)     (0.36)     (0.16)     (0.08)
Net realized and unrealized gains
     (losses) on investments        3.61      15.71       1.92     (1.50)    2.48<F1>       6.16      41.29       8.59
                                 -------    -------    -------    -------     -------    -------    -------    -------

Total from investment operations    3.50      15.58       1.76     (1.72)        2.39       5.80      41.13       8.51
                                 -------    -------    -------    -------     -------    -------    -------    -------

DISTRIBUTIONS:
Net realized gains                     -     (0.95)          -          -           -          -     (1.35)          -


Net Asset Value, End of Period    $30.56     $27.06     $12.43     $10.67      $12.39     $64.09     $58.29     $18.51
                                 =======    =======    =======    =======     =======    =======   ========   ========


Total Return<F2>                  12.89%    126.88%     16.49%   (13.88)%      23.90%      9.95%    223.76%     85.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets,
   end of period (000s)         $222,569   $141,916    $45,925    $73,837    $137,740   $574,699   $401,444     $8,176
Ratio of expenses to average
   net assets:
   Net of waivers and
      reimbursements<F3>           1.63%      1.85%      1.95%      1.80%       1.95%      1.79%      1.95%      1.95%
   Before waivers and
      reimbursements<F3>           1.63%      1.85%      2.12%      1.80%       2.05%      1.79%      2.03%      5.80%
Ratio of net investment loss to
   average net assets:
   Net of waivers and
      reimbursements<F3>         (0.91)%    (0.88)%    (1.15)%    (1.42)%     (1.16)%    (1.26)%    (1.05)%    (0.88)%
   Before waivers and
      reimbursements<F3>         (0.91)%    (0.88)%    (1.32)%    (1.42)%     (1.26)%    (1.26)%    (1.13)%    (4.73)%
Portfolio turnover rate<F2>         153%       589%       787%       304%        173%       138%       275%       888%




                                            POST-VENTURE FUND                                MICRO-CAP GROWTH FUND
                               Six Months    Year       Year        Year    Six Months    Year       Year        Year       Year
                                 Ended       Ended      Ended      Ended      Ended       Ended      Ended      Ended      Ended
                             June 30, 2000 Dec. 31,   Dec. 31,    Dec. 31,June 30, 2000 Dec. 31,   Dec. 31,    Dec. 31,   Dec. 31,
                               (Unaudited)   1999       1998        1997   (Unaudited)    1999       1998        1997       1996
Net Asset Value,
   Beginning of Period            $38.09     $12.08      $8.78     $10.00      $34.79     $11.30    $  9.99     $12.45      $10.00

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss               (0.20)     (0.12)     (0.14)     (0.15)      (0.30)     (0.16)     (0.16)     (0.26)      (0.09)
Net realized and unrealized gains
     (losses) on investments        2.29      28.33       3.44     (1.07)        7.91      23.65       1.47     (2.20)    2.54<F1>
                                 -------    -------    -------    -------     -------    -------    -------    -------     -------

Total from investment operations    2.09      28.21       3.30     (1.22)        7.61      23.49       1.31     (2.46)        2.45
                                 -------    -------    -------    -------     -------    -------    -------    -------     -------

DISTRIBUTIONS:
Net realized gains                     -     (2.20)          -          -           -          -          -          -           -


Net Asset Value, End of Period    $40.18     $38.09     $12.08      $8.78      $42.40     $34.79     $11.30      $9.99      $12.45
                                 =======    =======    =======    =======     =======    =======    =======    =======     =======


Total Return<F2>                   5.54%    237.22%     37.59%   (12.20)%      21.87%    207.88%     13.11%   (19.76)%      24.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets,
   end of period (000s)         $653,054   $391,224    $19,081    $20,468    $257,188   $296,026    $46,113    $71,867    $140,698
Ratio of expenses to average
   net assets:
   Net of waivers and
      reimbursements<F3>           1.95%      1.95%      1.95%      1.95%       1.92%      1.95%      1.95%      1.95%       1.95%
   Before waivers and
      reimbursements<F3>           2.03%      2.23%      2.90%      2.69%       1.92%      2.18%      2.63%      2.32%       2.55%
Ratio of net investment loss to
   average net assets:
   Net of waivers and
      reimbursements<F3>         (1.24)%    (1.06)%    (1.39)%    (1.39)%     (1.31)%    (1.13)%    (1.30)%    (1.72)%     (1.04)%
   Before waivers and
      reimbursements<F3>         (1.32)%    (1.34)%    (2.34)%    (2.13)%     (1.31)%    (1.36)%    (1.98)%    (2.09)%     (1.64)%
Portfolio turnover rate<F2>         127%       328%       641%       317%         78%       180%       367%       232%        153%


<F1> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
<F2> Not annualized for periods less than one year.
<F3> Annualized for periods less than one year.

Call toll-free 1-800-228-2121

http://WWW.VANWAGONER.COM

                                              See notes to financial statements.

Van Wagoner Funds FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

For a Fund Share Outstanding Throughout the Period

                                          EMERGING GROWTH FUND
                         Six Months    Year       Year       Year        Year
                           Ended      Ended       Ended      Ended      Ended
                       June 30, 2000 Dec. 31,   Dec. 31,   Dec. 31,    Dec. 31,
                        (Unaudited)    1999       1998       1997        1996

Net Asset Value,
   Beginning of Period     $42.86      $10.96     $10.15     $12.69     $10.00

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss        (0.32)      (0.22)     (0.20)     (0.25)     (0.15)
Net realized and
   unrealized gains
   (losses) on investments   8.00       32.12       1.01     (2.29)   2.84<F1>
                          -------     -------    -------    -------    -------

Total from investment
   operations                7.68       31.90       0.81     (2.54)       2.69
                          -------     -------    -------    -------    -------

Net Asset Value,
   End of Period           $50.54      $42.86     $10.96     $10.15     $12.69
                          =======     =======    =======    =======    =======


Total Return<F2>           17.89%     291.15%      7.98%   (20.02)%     26.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets,
   end of period (000s)$1,233,134  $1,466,827   $189,372   $313,217   $638,159
Ratio of expenses to
   average net assets:
   Net of waivers and
      reimbursements<F3>    1.60%       1.79%      1.95%      1.88%      1.95%
   Before waivers and
      reimbursements<F3>    1.60%       1.79%      2.10%      1.88%      1.98%
Ratio of net investment
   loss to average
   net assets:
   Net of waivers and
      reimbursements<F3>  (1.21)%     (1.30)%    (1.55)%    (1.68)%    (1.49)%
   Before waivers and
      reimbursements<F3>  (1.21)%     (1.30)%    (1.70)%    (1.68)%    (1.52)%
Portfolio turnover
   rate<F2>                  121%        353%       668%       333%       159%

<F1> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
<F2> Not annualized for periods less than one year.
<F3> Annualized for periods less than one year.

Call toll-free 1-800-228-2121

Van Wagoner Funds NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

1.   ORGANIZATION
     Van Wagoner Funds, Inc. (the Company) was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Mid-Cap Growth Fund, Technology Fund, Post-Venture Fund, Micro-Cap Growth Fund and Emerging Growth Fund (collectively "the Funds") are separate, diversified investment portfolios of Van Wagoner Funds, Inc. The Micro-Cap Growth and Emerging Growth Funds closed to new investors on November 15, 1999.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from such estimates.

     (A) INVESTMENT VALUATION - A security traded on a recognized stock exchange is valued at the last sale price. If no sale is reported, the most current bid price is used. All other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' Adviser under the supervision of the Board of Directors.

     (B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held by the Funds' custodian.

     (C) ORGANIZATIONAL COSTS - Costs incurred by the Mid-Cap Growth, Micro-Cap Growth and Emerging Growth Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years. If any of the original shares of a Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares being redeemed by the total number of original shares outstanding at the time of redemption for the Funds being redeemed.

     (D) EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not

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

Van Wagoner Funds NOTES TO FINANCIAL STATEMENTS

          directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

     (E) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

          As of December 31, 1999, the Emerging Growth and Micro-Cap Growth Funds had federal income tax capital loss carryforwards of $44,603,535 and $23,862,439, respectively. The entire federal income tax loss carryforward for each of these Funds expires between 2004 and 2006. Net realized gains and losses may differ for tax and financial statement purposes primarily as a result of wash sales.

     (F) OPTIONS CONTRACTS - The Funds purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the mean of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

          The Funds may also write (sell) covered call options to hedge portfolio investments. When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

     (G) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-divi-

Call toll-free 1-800-228-2121

Van Wagoner Funds NOTES TO FINANCIAL STATEMENTS

          dend date. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP.

    (H) INITIAL PUBLIC OFFERINGS - The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund.

    (I) OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

    3.    INVESTMENT ADVISORY AGREEMENT
          Each Fund has an agreement with Van Wagoner Capital Management, Inc. (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of each agreement, the Adviser is compensated at the following percentage of average daily net assets for each Fund: 1.00% for the Mid-Cap Growth Fund, 1.25% for the Technology Fund, 1.50% for the Post-Venture Fund, 1.50% for the Micro-Cap Growth Fund and 1.25% for the Emerging Growth Fund. The Adviser has agreed to voluntarily reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed 1.95% for each Fund until January 1, 2001. Expenses of $0, $0, $217,294, $0 and $0 were waived in the Mid-Cap Growth, Technology, Post-Venture, Micro-Cap Growth and Emerging Growth Funds, respectively.

    4.    SERVICE AND DISTRIBUTION PLAN
          The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

    5.    INVESTMENT TRANSACTIONS
          The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2000 were as follows:
                                              PURCHASES            SALES
          ----------------------------------------------------------------------
          MID-CAP GROWTH FUND               $ 341,758,549      $ 241,957,509
          TECHNOLOGY FUND                     890,992,692        648,330,351
          POST-VENTURE FUND                   969,132,536        592,202,162
          MICRO-CAP GROWTH FUND               194,494,399        303,450,377
          EMERGING GROWTH FUND              1,544,834,092      1,867,734,133
          ----------------------------------------------------------------------

          The cost of securities on a tax basis at June 30, 2000, for the Mid-Cap Growth Fund, Technology Fund, Post-Venture Fund, Micro-Cap Growth Fund and Emerging Growth Fund is $155,722,484, $391,919,468, $457,252,929, $128,780,280 and $656,511,128, respectively.

http://WWW.VANWAGONER.COM

Van Wagoner Funds NOTES TO FINANCIAL STATEMENTS

          These amounts include the proceeds on short sales reflected in the Statements of Assets and Liabilities. At June 30, 2000, gross unrealized appreciation and depreciation on securities for federal income tax purposes were as follows:

                                                                   NET
                                                                UNREALIZED
                                                               APPRECIATION
                                   UNREALIZED   (UNREALIZED         ON
                                  APPRECIATION DEPRECIATION)   INVESTMENTS
     -----------------------------------------------------------------------
     MID-CAP GROWTH FUND          $82,142,916  $(13,006,253)    $69,136,663
     TECHNOLOGY FUND              221,401,251   (37,148,700)    184,252,551
     POST-VENTURE FUND            242,307,340   (46,010,858)    196,296,482
     MICRO-CAP GROWTH FUND        123,823,250   (13,754,304)    110,068,946
     EMERGING GROWTH FUND         638,602,949   (59,045,817)    579,557,132

     6.   SHORT POSITIONS
          When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statements of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. Subsequent fluctuations in the market prices of securities sold short may cause the liability to differ from that reflected in the Statements of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

Call toll-free 1-800-228-2121

Van Wagoner Funds NOTES TO FINANCIAL STATEMENTS

     7.   OPTIONS CONTRACTS WRITTEN
          The premium amount and the number of options contracts written during the six months ended June 30, 2000 were as follows:

                                           PREMIUM           NUMBER OF
                                            AMOUNT           CONTRACTS
-----------------------------------------------------------------------
MID-CAP GROWTH FUND
  Options outstanding at
     December 31, 1999                           -                   -
  Options written                         $829,388               1,069
  Options closed                         (513,209)               (703)
  Options exercised                      (237,123)               (254)
  Options expired                         (79,056)               (112)
                                      ------------        ------------
  Options outstanding at
     June 30, 2000                   $           -                   -
                                      ============        ============

TECHNOLOGY FUND
  Options outstanding at
     December 31, 1999                           -                   -
  Options written                     $  2,154,986               2,895
  Options closed                       (1,501,085)             (2,035)
  Options exercised                      (411,449)               (517)
  Options expired                        (242,452)               (343)
                                      ------------        ------------
  Options outstanding at
     June 30, 2000                   $           -                   -
                                      ============        ============

                                           PREMIUM           NUMBER OF
                                            AMOUNT           CONTRACTS
-----------------------------------------------------------------------
POST-VENTURE FUND
  Options outstanding at
     December 31, 1999                           -                   -
  Options written                      $ 2,082,553               2,859
  Options closed                       (1,559,206)             (2,080)
  Options exercised                      (275,328)               (432)
  Options expired                        (248,019)               (347)
                                      ------------        ------------
  Options outstanding at
     June 30, 2000                   $           -                   -
                                      ============        ============

MICRO-CAP GROWTH FUND
  Options outstanding at
     December 31, 1999                           -                   -
  Options written                      $ 3,362,330               3,303
  Options closed                       (2,612,928)             (2,243)
  Options exercised                      (297,477)               (409)
  Options expired                        (451,925)               (651)
                                      ------------        ------------
  Options outstanding at
     June 30, 2000                   $           -                   -
                                      ============        ============

EMERGING GROWTH FUND
  Options outstanding at
     December 31, 1999                           -                   -
  Options written                     $ 16,381,028              18,023
  Options closed                      (12,103,216)            (12,567)
  Options exercised                    (2,108,084)             (2,459)
  Options expired                      (2,169,728)             (2,997)
                                      ------------        ------------
  Options outstanding at
     June 30, 2000                   $           -                   -
                                      ============        ============


Call toll-free 1-800-228-2121

Van Wagoner Funds NOTES TO FINANCIAL STATEMENTS

8.   TRANSACTIONS WITH AFFILIATED COMPANIES
     An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. The market value of these securities is reflected in the Schedules of Investments. Companies which are affiliates of each Fund are as follows:


                                                                                                                         AMOUNT OF
                                                                                                         AMOUNT OF         LOSS
                                                                  SHARE ACTIVITY                         DIVIDENDS       REALIZED
                                              ------------------------------------------------------      CREDITED       ON SALE
                                              BALANCE       PURCHASES/       SALES/        BALANCE       TO INCOME      OF SHARES
SECURITY NAME                                 12/31/99      ADDITIONS      REDUCTIONS      6/30/00        IN 2000        IN 2000
------------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND
OnHealth Network Co.<F1>                        898,000              -        898,000             -               -   $(2,231,426)
                                                                                                       ============   ============

TECHNOLOGY FUND
OnHealth Network Co.<F1>                      1,453,000        325,000              -     1,778,000               -              -
                                                                                                       ============   ============

POST-VENTURE FUND
OnHealth Network Co.<F1>                      1,579,000        341,300              -     1,920,300               -              -
                                                                                                       ============   ============

MICRO-CAP GROWTH FUND
OnHealth Network Co.<F1>                      1,568,300              -         15,000     1,553,300               -  $    (94,586)
                                                                                                       ============   ============

EMERGING GROWTH FUND
NATCO Group, Inc.                                     -      1,088,250      1,088,250             -               -   $(3,451,748)
OnHealth Network Co.<F1>                      5,192,050              -              -     5,192,050               -              -
VitaminShoppe.com<F1>                           624,650              -        624,650             -               -    (1,329,010)
                                                                                                       ------------   ------------
                                                                                                                  -   $(4,780,758)
                                                                                                       ============   ============


<F1> Non-income producing

Call toll-free 1-800-228-2121

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS OF VAN WAGONER FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS FOR THE FUNDS. THE PROSPECTUS GIVES DETAILS ABOUT CHARGES, INVESTMENT OBJECTIVES, RISKS AND OPERATING POLICIES OF THE FUNDS. READ THE PROSPECTUS CAREFULLY.

                                                            -------------------
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                                                             U.S. POSTAGE PAID
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(LOGO) VANWAGONERFUNDS
-------------------------------------------------------


Please mail correspondence to:

VAN WAGONER FUNDS
P.O. BOX 1628
MILWAUKEE, WI 53201-1628
Express mail or overnight deliveries
should be sent to:

VAN WAGONER FUNDS
207 EAST BUFFALO ST., SUITE 315
MILWAUKEE, WI 53202-5712

-------------------
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-------------------

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ADDRESS SERVICE REQUESTED

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